Schedule of Investments

May 31, 2022

(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Municipal Obligations–97.17%
Alabama–1.93%
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.25%	06/01/2025	$875	$ 877,565
Fairfield (City of), AL; Series 2012, GO Wts. (Acquired 04/30/2012; Cost $3,622,756)(a)(b)	6.00%	06/01/2031	3,585	2,868,000
Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village);
Series 2007, RB (Acquired 12/29/2015; Cost $90,000)(a)(b)	5.50%	01/01/2028	90	58,677
Series 2014, RB	3.50%	07/01/2026	5,022	3,365,064
Jefferson (County of), AL; Series 2013 F, Revenue Wts.(c)	7.90%	10/01/2050	4,725	4,798,579
Mobile (City of), AL Improvement District (McGowin Park);
Series 2016 A, RB	5.00%	08/01/2025	1,040	1,042,121
Series 2016 A, RB	5.25%	08/01/2030	200	196,157
Southeast Energy Authority A Cooperative District No. 2; Series 2021 B, RB(d)	4.00%	12/01/2031	9,000	9,219,015
Talladega (County of), AL; Series 2002 D, TAC (INS - NATL)(e)	5.25%	01/01/2029	25	25,079
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining);
Series 2019 A, Ref. IDR(f)	4.50%	05/01/2032	7,691	7,805,930
Series 2019 A, Ref. IDR(f)	5.25%	05/01/2044	1,000	1,014,417
				31,270,604

American Samoa–0.07%
American Samoa (Territory of) Economic Development Authority; Series 2015 A, Ref. RB	6.25%	09/01/2029	1,000	1,090,662

Arizona–3.75%
Arizona (State of) Industrial Development Authority (Academies of Math & Science);
Series 2017 A, Ref. RB	5.00%	07/01/2030	495	535,138
Series 2017 A, Ref. RB	5.00%	07/01/2031	515	554,951
Series 2017 A, Ref. RB	5.00%	07/01/2032	545	586,638
Series 2017 A, Ref. RB	5.00%	07/01/2033	575	618,317
Series 2017 A, Ref. RB	5.00%	07/01/2034	600	643,764
Series 2019, RB(f)	5.00%	07/01/2039	1,000	1,020,872
Arizona (State of) Industrial Development Authority (ACCEL Schools); Series 2018 A, RB(f)	5.00%	08/01/2033	1,955	2,029,370
Arizona (State of) Industrial Development Authority (American Charter Schools Foundation);
Series 2017, Ref. RB(f)	5.00%	07/01/2022	1,180	1,181,187
Series 2017, Ref. RB(f)	6.00%	07/01/2037	3,440	3,707,466
Arizona (State of) Industrial Development Authority (Basis Schools); Series 2017 A, Ref. RB(f)	5.00%	07/01/2026	410	420,181
Arizona (State of) Industrial Development Authority (Doral Academy of Northern Nevada); Series 2021 A, Ref. RB(f)	4.00%	07/15/2041	530	477,311
Arizona (State of) Industrial Development Authority (Great Laked Senior Living Community);
Series 2019 A, RB	5.00%	01/01/2034	1,875	1,513,805
Series 2019 B, RB	5.00%	01/01/2043	225	156,191
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence);
Series 2017 A, Ref. RB(d)(f)(g)	4.38%	07/01/2022	1,000	1,012,607
Series 2017 A, Ref. RB(d)(f)(g)	5.00%	07/01/2022	500	506,554
Arizona (State of) Industrial Development Authority (Leman Academy-Parker Colorado);
Series 2019, RB(f)	4.50%	07/01/2029	765	764,056
Series 2019, RB(f)	5.00%	07/01/2039	2,135	2,143,506
Arizona (State of) Industrial Development Authority (Linder Village); Series 2020, RB(f)	5.00%	06/01/2031	2,505	2,620,377
Arizona (State of) Industrial Development Authority (Mater Academy of Nevada Mountain Vista Campus Project); Series 2018 A, RB(f)	4.75%	12/15/2028	1,520	1,600,414
Arizona (State of) Industrial Development Authority (Pinecrest Academy of Nevada-Horizon, Inspirada and St. Rose Campus Projects); Series 2018 A, RB(f)	5.00%	07/15/2028	970	1,010,284
Arizona (State of) Industrial Development Authority (Pinecrest Academy of Northern Nevada); Series 2022 A, RB(f)	4.50%	07/15/2029	1,250	1,232,732
Arizona (State of) Industrial Development Authority (Somerset Academy of Las Vegas - Lone Mountain Campus);
Series 2019 A, IDR(f)	5.00%	12/15/2039	400	413,259
Series 2019 A, IDR(f)	5.00%	12/15/2049	700	715,594
City of Phoenix Civic Improvement Corp.; Series 2019 B, RB(h)	4.00%	07/01/2038	1,750	1,762,539

See accompanying notes which are an integral part of this schedule.

Invesco Short Duration High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Arizona–(continued)
Glendale (City of), AZ Industrial Development Authority (Terraces of Phoenix);
Series 2018 A, Ref. RB	3.60%	07/01/2023	$155	$ 154,120
Series 2018 A, Ref. RB	5.00%	07/01/2038	320	310,356
Greater Arizona Development Authority; Series 2007 A, RB (INS - NATL)(e)	4.38%	08/01/2032	5	5,007
Maricopa (County of), AZ Industrial Development Authority (Benjamin Franklin Charter School); Series 2018, RB(f)	4.80%	07/01/2028	600	628,576
Maricopa (County of), AZ Industrial Development Authority (Commercial Metals Co.); Series 2022, RB(f)(h)	4.00%	10/15/2047	2,000	1,841,023
Phoenix (City of), AZ Industrial Development Authority (Basis Schools); Series 2016 A, Ref. RB(f)	5.00%	07/01/2035	1,000	1,019,671
Phoenix (City of), AZ Industrial Development Authority (Choice Academies); Series 2012, RB	5.63%	09/01/2042	2,850	2,857,176
Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, RB(f)	6.50%	07/01/2034	3,430	3,656,676
Phoenix (City of), AZ Industrial Development Authority (Leman Academy of Excellence - Oro Valley);
Series 2019 A, RB(d)(f)(g)	5.00%	07/01/2022	250	253,277
Series 2019 A, RB(d)(f)(g)	5.00%	07/01/2022	205	207,687
Series 2019 B, RB(d)(f)(g)	5.50%	07/01/2022	155	157,036
Phoenix (City of), AZ Industrial Development Authority (The) (Legacy Traditional School); Series 2015, Ref. RB(f)	5.00%	07/01/2035	2,820	2,885,276
Pima (County of), AZ Industrial Development Authority (American Leadership Academy);
Series 2015, Ref. RB(f)	4.60%	06/15/2025	205	207,825
Series 2015, Ref. RB(f)	5.38%	06/15/2035	3,370	3,477,427
Series 2019, Ref. RB(f)	5.00%	06/15/2034	730	743,763
Series 2022, Ref. RB(f)	4.00%	06/15/2031	1,045	1,016,374
Series 2022, Ref. RB(f)	4.00%	06/15/2041	3,000	2,734,846
Pima (County of), AZ Industrial Development Authority (Arizona Charter Schools Ref.); Series 2013 Q, Ref. RB	5.38%	07/01/2031	4,905	4,929,529
Pima (County of), AZ Industrial Development Authority (Career Success Schools); Series 2020, Ref. RB(f)	4.75%	05/01/2030	1,925	1,918,647
Pima (County of), AZ Industrial Development Authority (Excalibur Charter School (The)); Series 2016, Ref. RB(f)	5.00%	09/01/2026	280	284,656
Pima (County of), AZ Industrial Development Authority (Grande Innovations Academy); Series 2018, RB(f)	4.13%	07/01/2026	1,225	1,220,643
Pima (County of), AZ Industrial Development Authority (Imagine East Mesa Charter Schools);
Series 2019, RB(f)	5.00%	07/01/2029	300	308,564
Series 2019, RB(f)	5.00%	07/01/2034	400	405,579
Series 2019, RB(f)	5.00%	07/01/2039	500	503,278
Pima (County of), AZ Industrial Development Authority (Paideia Academies (The)); Series 2019, RB	4.13%	07/01/2029	175	170,122
Tempe (City of), AZ Industrial Development Authority (Friendship Village of Tempe);
Series 2021 A, Ref. RB	4.00%	12/01/2029	380	365,446
Series 2021 A, Ref. RB	4.00%	12/01/2030	495	469,622
Series 2021 A, Ref. RB	4.00%	12/01/2031	465	434,193
Tempe (City of), AZ Industrial Development Authority (Mirabella at ASU); Series 2017 A, RB(f)	6.13%	10/01/2052	300	297,720
				60,691,228

Arkansas–0.46%
Arkansas (State of) Development Finance Authority (Big River Steel); Series 2019, RB(f)(h)	4.50%	09/01/2049	7,370	7,424,147

California–8.82%
Atwater (City of), CA;
Series 2017 A, Ref. RB (INS - AGM)(e)	5.00%	05/01/2030	590	654,486
Series 2017 A, Ref. RB (INS - AGM)(e)	5.00%	05/01/2033	700	772,652
California (State of);
Series 1996, GO Bonds (INS - FGIC)(e)	5.38%	06/01/2026	1,885	1,920,452
Series 2017, GO Bonds	5.00%	08/01/2046	3,000	3,239,108
Series 2020, GO Bonds	4.00%	03/01/2046	2,500	2,599,446
California (State of) Community Choice Financing Authority (Green Bonds); Series 2021 B-1, RB(d)	4.00%	08/01/2031	3,065	3,175,188
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2002, RB	6.00%	06/01/2042	135	137,050

See accompanying notes which are an integral part of this schedule.

Invesco Short Duration High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
California–(continued)
California (State of) County Tobacco Securitization Agency (Los Angeles County Securization Corp.);
Series 2020 A, Ref. RB	4.00%	06/01/2034	$600	$ 612,896
Series 2020 A, Ref. RB	4.00%	06/01/2035	450	458,792
Series 2020 A, Ref. RB	4.00%	06/01/2036	375	381,663
California (State of) County Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2002 A, RB	5.88%	06/01/2043	1,555	1,555,899
California (State of) Housing Finance Agency; Series 2021-1, Class A, Ctfs.	3.50%	11/20/2035	1,229	1,178,731
California (State of) Municipal Finance Authority (Bella Mente Montessori Academy); Series 2018 A, RB(f)	5.00%	06/01/2028	410	421,608
California (State of) Municipal Finance Authority (United Airlines, Inc.); Series 2019, RB(h)	4.00%	07/15/2029	11,000	10,778,270
California (State of) Pollution Control Financing Authority (Aemerge Redpak Services Southern California LLC); Series 2016, RB (Acquired 01/22/2016-09/25/2017; Cost $707,500)(a)(b)(f)(h)	7.00%	12/01/2027	710	71,000
California (State of) Pollution Control Financing Authority (CalPlant I) (Green Bonds);
Series 2017, RB(a)(f)(h)	7.50%	07/01/2032	4,950	2,970,000
Series 2020, RB (Acquired 10/06/2020; Cost $954,504)(b)(f)(h)	7.50%	07/01/2032	1,000	850,000
California (State of) Public Finance Authority; Series 2019 A, RB(f)	6.25%	07/01/2054	3,000	3,292,641
California (State of) Public Finance Authority (Enso Village) (Green Bonds);
Series 2021, RB(f)	3.13%	05/15/2029	2,000	1,884,197
Series 2021, RB(f)	5.00%	11/15/2036	500	513,251
California (State of) Public Finance Authority (Excelsior Charter Schools); Series 2020 A, RB(f)	5.00%	06/15/2040	1,060	1,072,199
California (State of) Public Finance Authority (Trinity Classical Academy); Series 2019 B, RB(f)	5.00%	07/01/2026	250	241,933
California (State of) School Finance Authority (New Designs Charter School); Series 2012 A, RB	5.25%	06/01/2032	1,000	1,001,155
California (State of) School Finance Authority (Sonoma County Junior College); Series 2021, RB	4.00%	11/01/2031	1,000	977,703
California (State of) School Finance Authority (TEACH Public Schools);
Series 2019 A, RB(f)	5.00%	06/01/2029	275	285,684
Series 2019 A, RB(f)	5.00%	06/01/2039	740	754,482
California (State of) Statewide Communities Development Authority (Creative Child Care & Team Charter); Series 2015, RB(f)	5.00%	06/01/2022	70	70,000
California (State of) Statewide Communities Development Authority (Eskaton Properties, Inc.); Series 2012, RB	5.25%	11/15/2034	6,250	6,276,365
California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing); Series 2016, Ref. RB(f)	4.00%	06/01/2026	410	412,102
California (State of) Statewide Communities Development Authority (NCCD-Hooper Street LLC-California College of the Arts); Series 2019, RB(f)	5.00%	07/01/2029	900	886,797
California State University; Series 2015 A, Ref. RB	5.00%	11/01/2032	2,145	2,329,344
Golden State Tobacco Securitization Corp.;
Series 2007 A-2, RB(d)(g)	5.30%	06/01/2022	14,245	14,245,000
Series 2017 A-1, Ref. RB(d)(g)	5.00%	06/01/2027	1,825	2,076,502
Series 2017 A-1, Ref. RB(d)(g)	5.00%	06/01/2027	145	164,982
Series 2018 A-1, Ref. RB(d)(g)	3.50%	06/01/2022	2,635	2,635,000
Huntington Park (City of), CA Public Financing Authority; Series 2004 A, Ref. RB (INS - AGM)(e)	5.00%	09/01/2022	960	962,922
Irvine Unified School District (Community Facilities District No. 09-1); Series 2017 B, RB	5.00%	09/01/2033	225	241,166
Los Angeles (City of), CA Department of Airports; Series 2015 D, RB(h)	5.00%	05/15/2032	3,535	3,725,395
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport); Series 2013 A, RB(h)	5.00%	05/15/2031	2,500	2,555,785
Los Angeles (City of), CA Department of Water & Power; Series 2012 B, RB	5.00%	07/01/2043	14,575	14,606,021
M-S-R Energy Authority; Series 2009 C, RB	7.00%	11/01/2034	5,000	6,382,691
North City (City of), CA West School Facilities Financing Authority; Series 2012 A, RB (INS - AGM)(e)	5.00%	09/01/2026	605	610,427
Northern California Energy Authority; Series 2018 A, RB(d)	4.00%	07/01/2024	10,000	10,212,485
Redding (City of), CA Redevelopment Agency (Canby-Hilltop-Cypress Redevelopment); Series 2003 A, RB (INS - NATL)(e)	5.00%	09/01/2022	2,000	2,005,314
Sacramento (County of), CA (Juvenile Courthouse); Series 2003, COP (INS - AMBAC)(e)	5.00%	12/01/2034	5,405	5,415,762
San Bernardino (City of), CA Joint Powers Financing Authority; Series 2005 A, Ref. RB (INS - AGM)(e)	5.75%	10/01/2022	125	126,706
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport); Second Series 2022 A, Ref. RB(h)	5.00%	05/01/2031	6,500	7,352,575
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds); Series 2016 A, RB	5.00%	10/01/2036	10,495	11,349,277
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.); Series 2019, Ref. RB	5.00%	06/01/2033	1,195	1,313,371
Vacaville Unified School District; Series 2020 D, GO Bonds	4.00%	08/01/2045	1,850	1,868,588

See accompanying notes which are an integral part of this schedule.

Invesco Short Duration High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
California–(continued)
West Covina (City of), CA Public Financing Authority (Big League Dreams); Series 2006 A, RB	5.00%	06/01/2030	$2,935	$ 2,940,750
				142,565,813

Colorado–4.65%
3rd and Havana Metropolitan District; Series 2020 A, GO Bonds	4.50%	12/01/2030	2,490	2,404,660
Amber Creek Metropolitan District; Series 2017 A, Ref. GO Bonds	5.00%	12/01/2037	742	744,901
Arista Metropolitan District;
Series 2018 A, Ref. GO Bonds	4.38%	12/01/2028	1,000	1,011,506
Series 2018 A, Ref. GO Bonds	5.00%	12/01/2038	1,240	1,260,648
Brighton Crossing Metropolitan District No. 6;
Series 2020 A, GO Bonds	5.00%	12/01/2035	530	540,007
Series 2020 A, GO Bonds	5.00%	12/01/2040	515	517,014
Canyons Metropolitan District No. 5; Series 2016, GO Bonds	7.00%	12/15/2057	1,500	1,045,201
Centerra Metropolitan District No. 1; Series 2020 A, Ref. GO Bonds	4.00%	12/01/2029	1,115	1,091,656
Clear Creek Station Metropolitan District No. 2; Series 2017 A, Ref. GO Bonds	4.38%	12/01/2032	738	723,579
Clear Creek Transit Metropolitan District No. 2; Series 2021 A, GO Bonds	5.00%	12/01/2041	1,100	1,057,696
Colliers Hill Metropolitan District No. 2; Series 2022 B-2, GO Bonds	7.63%	12/15/2042	2,000	1,866,549
Colorado (State of) Health Facilities Authority (Aberdeen Ridge);
Series 2021 A, RB	5.00%	05/15/2035	5,205	5,083,672
Series 2021 B, RB	2.63%	05/15/2029	1,125	1,069,389
Colorado (State of) Health Facilities Authority (Frasier Meadows Retirement Community);
Series 2017 A, Ref. RB	5.00%	05/15/2025	525	542,134
Series 2017 A, Ref. RB	5.00%	05/15/2026	475	493,607
Colorado (State of) Health Facilities Authority (Ralston Creek at Arvada); Series 2017 B, RB	4.00%	11/01/2027	4,200	3,940,118
Colorado (State of) Health Facilities Authority (Sunny Vista Living Center); Series 2015 A, Ref. RB(f)	5.00%	12/01/2025	140	132,262
Colorado (State of) Health Facilities Authority (Volunteers of America Care); Series 2007 A, RB	5.30%	07/01/2037	545	457,713
Colorado (State of) Science and Technology Park Metropolitan District No. 1; Series 2018, RB	5.00%	12/01/2033	1,000	1,019,825
Colorado International Center Metropolitan District No. 14; Series 2018, GO Bonds	5.63%	12/01/2032	1,000	1,032,580
Colorado International Center Metropolitan District No. 7; Series 2021, GO Bonds(c)	5.25%	12/01/2051	1,000	642,343
Copper Ridge Metropolitan District; Series 2019, RB	4.00%	12/01/2029	3,050	2,923,844
Copperleaf Metropolitan District No. 6; Series 2022 B, GO Bonds	6.00%	12/15/2041	1,225	1,207,964
Denver (City & County of), CO; Series 2018 A, RB(h)(i)	5.00%	12/01/2029	1,500	1,656,635
Denver (City & County of), CO (United Airlines, Inc.); Series 2017, Ref. RB(h)	5.00%	10/01/2032	1,500	1,506,274
Denver (City & County of), CO Health & Hospital Authority (550 Acoma, Inc.);
Series 2018, COP	5.00%	12/01/2028	310	344,628
Series 2018, COP	5.00%	12/01/2029	500	550,671
Series 2018, COP	5.00%	12/01/2030	350	384,167
Series 2018, COP	5.00%	12/01/2031	375	407,175
Series 2018, COP	5.00%	12/01/2032	455	493,124
Denver Gateway Center Metropolitan District; Series 2018 A, GO Bonds	5.50%	12/01/2038	1,373	1,400,295
Elbert & Highway 86 Commercial Metropolitan District; Series 2021 A, Ref. GO Bonds(f)	5.00%	12/01/2041	1,700	1,626,528
Frisco (Town of), CO (Marina Enterprise); Series 2019, RB	5.00%	12/01/2036	600	613,607
Granby Ranch Metropolitan District; Series 2018, Ref. GO Bonds(f)	4.88%	12/01/2028	770	775,803
Highlands Metropolitan District No. 1; Series 2021, GO Bonds	4.00%	12/01/2031	1,190	1,061,646
Independence Water & Sanitation District; Series 2019, RB	7.25%	12/01/2038	1,447	1,493,120
Kinston Metropolitan District No. 5; Series 2020 A, GO Bonds	4.63%	12/01/2035	1,000	958,658
Mirabelle Metropolitan District No. 2; Series 2020 A, GO Bonds	5.00%	12/01/2039	700	698,381
Morgan Hill Metropolitan District No. 3;
Series 2021 A, GO Bonds	3.00%	12/01/2031	980	832,583
Series 2021 A, GO Bonds	3.50%	12/01/2041	2,940	2,389,408
Neu Town Metropolitan District; Series 2018 A, Ref. GO Bonds	5.13%	12/01/2031	1,500	1,516,290
Nexus North at DIA Metropolitan District; Series 2021, GO Bonds	5.00%	12/01/2041	520	490,207
Nine Mile Metropolitan District; Series 2020, RB	4.63%	12/01/2030	2,265	2,250,246
North Park Metropolitan District No. 1;
Seires 2018 A-2, RB	5.13%	12/01/2028	1,500	1,568,429
Seires 2018 A-2, RB	5.50%	12/01/2034	1,000	1,046,567
Painted Prairie Metropolitain District No. 2; Series 2018, GO Bonds	5.25%	12/01/2048	2,250	2,258,601
Peak Metropolitan District No. 1; Series 2021 A, GO Bonds(f)	4.00%	12/01/2035	540	484,799
Plaza Metropolitan District No. 1; Series 2013, Ref. RB(f)	5.00%	12/01/2040	1,465	1,466,710

See accompanying notes which are an integral part of this schedule.

Invesco Short Duration High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Colorado–(continued)
Prairie Center Metropolitan District No. 7; Series 2021, GO Bonds	6.38%	06/15/2046	$1,330	$ 1,230,043
Rampart Range Metropolitan District No. 5; Series 2021, RB	4.00%	12/01/2036	1,250	1,128,177
Riverwalk Metropolitan District No. 2; Series 2022 A, RB	4.50%	12/01/2032	4,000	3,729,595
Rocky Mountain Rail Park Metropolitan District;
Series 2021 A, GO Bonds(f)	5.00%	12/01/2031	1,945	1,863,235
Series 2021 A, GO Bonds(f)	5.00%	12/01/2041	2,000	1,809,183
Southlands Metropolitan District No. 1; Series 2017 A-1, Ref. GO Bonds	5.00%	12/01/2037	500	508,193
Thompson Crossing Metropolitan District No. 4; Series 2019, Ref. GO Bonds	3.50%	12/01/2029	515	488,743
Transport Metropolitan District No. 3; Series 2021 A-1, GO Bonds	5.00%	12/01/2041	2,700	2,754,470
Vauxmont Metropolitan District; Series 2019, Ref. GO Bonds (INS - AGM)(e)	3.25%	12/15/2050	959	894,549
Villages at Castle Rock Metropolitan District No. 6; Series 2021 B, Ref. GO Bonds(f)	5.70%	12/01/2051	166	152,314
Westerly Metropolitan District No. 4;
Series 2021 A, GO Bonds	4.13%	12/01/2031	615	577,588
Series 2021 A, GO Bonds	5.00%	12/01/2040	1,000	978,743
				75,198,253

Connecticut–0.46%
Connecticut (State of); Series 2014 A, RB	5.00%	09/01/2034	3,250	3,412,052
Hamden (Town of), CT (Whitney Center); Series 2019, Ref. RB	5.00%	01/01/2030	3,890	3,950,847
				7,362,899

Delaware–0.14%
Millsboro (Town of), DE (Plantation Lakes Special Development District); Series 2018, Ref. RB(f)	5.00%	07/01/2028	2,249	2,312,471

District of Columbia–2.73%
District of Columbia (Ingleside at Rock Creek);
Series 2017 A, RB	4.13%	07/01/2027	1,160	1,161,852
Series 2017 A, RB	5.00%	07/01/2032	1,500	1,517,367
District of Columbia (Mandarin Oriental Hotel); Series 2002, RB (INS - AGM)(e)	5.25%	07/01/2022	65	65,217
District of Columbia Tobacco Settlement Financing Corp.;
Series 2001, RB	6.50%	05/15/2033	5,785	6,068,326
Series 2001, RB	6.75%	05/15/2040	24,435	25,170,016
Metropolitan Washington Airports Authority; Series 2015 B, Ref. RB(h)	5.00%	10/01/2032	9,575	10,146,242
				44,129,020

Florida–4.90%
Alachua (County of), FL Health Facilities Authority (East Ridge Retirement Village, Inc.);
Series 2014, RB (Acquired 12/04/2020; Cost $185,561)(b)	5.63%	11/15/2029	185	164,702
Series 2014, RB (Acquired 06/04/2020; Cost $861,250)(b)	6.00%	11/15/2029	1,000	895,585
Series 2014, RB (Acquired 01/17/2020; Cost $1,408,179)(b)	6.00%	11/15/2034	1,500	1,259,543
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs);
Series 2022 A, Ref. RB(f)	5.00%	11/15/2061	965	752,364
Series 2022 B, RB(f)	6.50%	11/15/2033	100	91,097
Amelia Concourse Community Development District; Series 2019 B-1, RB	5.25%	05/01/2029	565	585,218
Broward (County of), FL Housing Finance Authority (Golden Villas); Series 2008 B, RB(d)(h)	6.75%	04/01/2025	45	45,149
Cape Coral (City of), FL Health Facilities Authority (Gulf Care, Inc.); Series 2015, Ref. RB(f)	5.88%	07/01/2040	250	250,857
Capital Trust Agency, Inc. (Elim Senior Housing, Inc.); Series 2017, RB(f)	5.38%	08/01/2032	1,000	845,556
Capital Trust Agency, Inc. (Franklin Academy); Series 2020, RB(f)	5.00%	12/15/2035	1,085	1,103,506
Capital Trust Agency, Inc. (H-Bay Ministries, Inc.-Superior Residences);
Series 2018 B, RB(a)	4.00%	07/01/2028	750	172,500
Series 2018 B, RB(a)	4.25%	07/01/2033	625	143,750
Capital Trust Agency, Inc. (Imagine School at North Manate);
Series 2021, RB(f)	3.25%	06/01/2031	230	206,702
Series 2021, RB(f)	5.00%	06/01/2041	650	655,153
Capital Trust Agency, Inc. (Imagine School at North Manatee); Series 2021 C, RB(f)	5.00%	06/01/2041	235	236,863
Capital Trust Agency, Inc. (Sarasota-Manatee Jewish Housing Council, Inc.); Series 2017, Ref. RB(f)	5.00%	07/01/2027	1,000	1,004,592
Capital Trust Agency, Inc. (Sustainability Bonds); Series 2021, RB(f)	4.00%	06/15/2031	700	653,949
Capital Trust Agency, Inc. (University Bridge LLC Student Housing);
Series 2018 A, RB(f)	4.00%	12/01/2028	2,200	2,118,207
Series 2018 A, RB(f)	5.25%	12/01/2043	2,500	2,528,778

See accompanying notes which are an integral part of this schedule.

Invesco Short Duration High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Florida–(continued)
Capital Trust Agency, Inc. (Viera Charter Schools, Inc.); Series 2017 A, RB(f)	4.00%	10/15/2029	$1,710	$ 1,730,076
Charlotte (County of), FL Industrial Development Authority (Town & Country Utilities);
Series 2019, RB(f)(h)	5.00%	10/01/2029	1,000	1,022,188
Series 2021, RB(f)(h)	4.00%	10/01/2041	1,800	1,580,273
Florida Development Finance Corp.; Series 2021, RB(f)	3.00%	07/01/2031	325	294,193
Florida Development Finance Corp. (Glenridge on Palmer Ranch);
Series 2021, Ref. RB	3.00%	06/01/2022	115	115,000
Series 2021, Ref. RB	3.00%	06/01/2023	115	113,578
Series 2021, Ref. RB	4.00%	06/01/2024	100	99,092
Series 2021, Ref. RB	4.00%	06/01/2025	110	107,931
Series 2021, Ref. RB	4.00%	06/01/2026	110	106,756
Series 2021, Ref. RB	5.00%	06/01/2031	300	291,744
Series 2021, Ref. RB	5.00%	06/01/2035	225	213,848
Florida Development Finance Corp. (Renaissance Charter School, Inc.);
Series 2020 C, Ref. RB(f)	4.00%	09/15/2030	470	468,337
Series 2020 C, Ref. RB(f)	5.00%	09/15/2040	400	411,184
Florida Development Finance Corp. (River City Science Academy);
Series 2022, RB	4.00%	07/01/2031	345	342,986
Series 2022, RB	5.00%	07/01/2042	435	454,301
Florida Development Finance Corp. (Virgin Trains USA Passenger Rail);
Series 2019 A, Ref. RB(d)(f)(h)	6.25%	01/01/2024	3,405	3,379,136
Series 2019 A, Ref. RB(d)(f)(h)	6.38%	01/01/2026	5,000	4,903,691
Florida Development Finance Corp. (Waste Pro U.S.A., Inc.); Series 2021, RB(h)	3.00%	06/01/2032	9,500	7,853,753
Florida Housing Finance Corp.; Series 2015 A, RB (CEP - GNMA)	3.65%	07/01/2041	1,215	1,219,741
Lake (County of), FL (Lakeside at Waterman Village);
Series 2020 A, Ref. RB	5.50%	08/15/2030	4,000	4,132,907
Series 2020 B-3, RB	3.38%	08/15/2026	845	832,106
Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts);
Series 2018 A, RB(f)	5.00%	07/15/2028	520	531,375
Series 2018 A, RB(f)	5.38%	07/15/2038	1,300	1,292,299
Lee (County of), FL Industrial Development Authority (Cypress Cove Healthpark); Series 2012, Ref. RB(g)	4.75%	10/01/2022	70	70,766
Miami-Dade (County of), FL; Series 2014, Ref. RB(h)	5.00%	10/01/2034	15,000	15,622,305
Orlando (City of), FL Community Redevelopment Agency (Conroy Road District); Series 2012, Ref. RB	5.00%	04/01/2023	1,095	1,096,607
Palm Beach (County of), FL Health Facilities Authority; Series 2020 B-1, RB	3.00%	06/01/2027	2,000	1,918,984
Palm Beach (County of), FL Health Facilities Authority (ACTS Retirement-Life Communities, Inc.); Series 2016, Ref. RB	5.00%	11/15/2032	3,000	3,208,259
Palm Beach (County of), FL Health Facilities Authority (Harbour’s Edge); Series 2004 A, RB	6.00%	11/15/2024	15	15,040
Palm Beach (County of), FL Health Facilities Authority (Toby & Leon Cooperman);
Series 2022, Ref. RB	4.00%	06/01/2031	1,250	1,220,439
Series 2022, Ref. RB	4.00%	06/01/2036	2,000	1,904,973
Pembroke Harbor Community Development District; Series 2008 A, RB	7.00%	05/01/2038	1,060	1,062,490
Pinellas (County of), FL Industrial Development Authority (2017 Foundation for Global Understanding); Series 2019, RB	5.00%	07/01/2029	1,820	1,901,816
Polk (County of), FL Industrial Development Authority (Carpenter’s Home Estates);
Series 2019, Ref. IDR	5.00%	01/01/2029	1,000	1,053,116
Series 2019, Ref. IDR	5.00%	01/01/2039	1,750	1,808,390
Polk (County of), FL Industrial Development Authority (Mineral Development LLC); Series 2020, RB(f)(h)	5.88%	01/01/2033	3,000	3,221,171
				79,314,922

Georgia–1.28%
Albany (City of) & Dougherty (Country of), GA Payroll Development Authority (Procter & Gamble Paper Products Co. (The)); Series 1998, RB(h)	5.30%	05/15/2026	810	812,111
Burke (County of), GA Development Authority (Oglethorpe Power Corp.); Series 2017 E, RB(d)	3.25%	02/03/2025	3,000	3,060,487
DeKalb (County of), GA Housing Authority (Baptist Retirement Communities of Georgia, Inc. & Clairmont Crest, Inc.); Series 2019 A, Ref. RB(f)	4.25%	01/01/2029	1,400	1,197,667
Floyd (County of), GA Development Authority (The Spires at Berry College); Series 2018 A, RB	5.50%	12/01/2028	1,900	1,882,644
George L Smith II Congress Center Authority (Convention Center Hotel); Series 2021, RB(f)	3.63%	01/01/2031	2,750	2,552,002

See accompanying notes which are an integral part of this schedule.

Invesco Short Duration High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Georgia–(continued)
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4); Series 2019 A, RB	5.00%	01/01/2034	$2,185	$ 2,386,982
Georgia Municipal Association, Inc.; Series 1998, COP (INS - AGM)(e)	5.00%	12/01/2023	10	10,028
Macon-Bibb (County of), GA Urban Development Authority (Academy for Classical Education, Inc.); Series 2017 A, RB(f)	5.00%	06/15/2027	390	396,714
Marietta (City of), GA Developing Authority (Life University, Inc.);
Series 2017 A, Ref. RB(f)	5.00%	11/01/2023	2,280	2,332,097
Series 2017 A, Ref. RB(f)	5.00%	11/01/2037	2,000	2,067,882
Oconee (County of), GA Industrial Development Authority (Presbyterian Village Athens); Series 2018 A-1, RB	5.75%	12/01/2028	2,630	2,418,212
Private Colleges & Universities Authority (Mercer University); Series 2012 C, RB	5.25%	10/01/2027	1,600	1,614,149
				20,730,975

Guam–0.61%
Guam (Territory of);
Series 2019, GO Bonds(h)	5.00%	11/15/2031	2,350	2,440,736
Series 2021 F, Ref. RB	4.00%	01/01/2036	1,500	1,418,312
Guam (Territory of) Department of Education (John F. Kennedy);
Series 2020, Ref. COP	4.25%	02/01/2030	1,500	1,490,434
Series 2020, Ref. COP	5.00%	02/01/2040	2,750	2,811,190
Guam (Territory of) Waterworks Authority; Series 2020 A, RB	5.00%	01/01/2050	1,500	1,648,125
				9,808,797

Idaho–0.32%
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2017 A, Ref. RB	4.00%	11/15/2027	1,195	1,169,373
Idaho (State of) Housing & Finance Association (Compass Public Charter School, Inc.); Series 2018 A, RB(f)	4.63%	07/01/2029	185	193,025
Idaho (State of) Housing & Finance Association (Future Public School); Series 2022 A, RB(f)	4.00%	05/01/2042	2,280	1,981,453
Idaho (State of) Housing & Finance Association (North Star Charter School);
Series 2014 A, Ref. RB	6.75%	07/01/2036	526	566,275
Series 2014 A, Ref. RB	6.75%	07/01/2048	1,061	1,135,275
Power County Industrial Development Corp. (FMC Corp.); Series 1999, RB(h)	6.45%	08/01/2032	130	130,503
				5,175,904

Illinois–8.73%
Aurora (City of), IL (East River Area TIF No. 6); Series 2018 A, Ref. RB	5.00%	12/30/2027	990	990,798
Aurora (City of), IL (River City TIF No. 3); Series 2018 B, Ref. RB	4.50%	12/30/2023	835	835,233
Bartlett (Village of), IL (Quarry Redevelopment); Series 2016, Ref. RB	4.00%	01/01/2024	870	864,455
Berwyn (City of), IL; Series 2020, RB(f)	4.00%	12/01/2028	1,610	1,516,494
Bradley (Village of), IL (Bradley Commons);
Series 2018 A, Ref. RB	5.00%	01/01/2023	425	427,766
Series 2018 A, Ref. RB	5.00%	01/01/2024	455	461,817
Series 2018 A, Ref. RB	5.00%	01/01/2025	485	495,384
Series 2018 A, Ref. RB	5.00%	01/01/2026	505	517,440
Series 2018 A, Ref. RB	5.00%	01/01/2027	530	544,371
Centerpoint Intermodal Center Program Trust; Series 2004 A, Ctfs.(d)(f)	4.00%	12/15/2022	600	600,124
Chicago (City of), IL;
Series 2014 A, Ref. GO Bonds	5.00%	01/01/2035	11,270	11,440,610
Series 2017 A, Ref. GO Bonds	5.63%	01/01/2029	1,000	1,080,623
Series 2017 A, Ref. GO Bonds	5.75%	01/01/2034	1,500	1,618,244
Chicago (City of), IL (Hearts United Apartments); Series 1999 A, RB (CEP - GNMA)(h)	5.60%	01/01/2041	70	70,378
Chicago (City of), IL (Lakeshore East);
Series 2022, Ref. RB	2.87%	12/01/2027	255	243,276
Series 2022, Ref. RB	3.04%	12/01/2028	270	256,321
Series 2022, Ref. RB	3.20%	12/01/2029	325	306,766
Series 2022, Ref. RB	3.29%	12/01/2030	342	321,366
Series 2022, Ref. RB	3.38%	12/01/2031	375	350,649
Series 2022, Ref. RB	3.45%	12/01/2032	300	279,863

See accompanying notes which are an integral part of this schedule.

Invesco Short Duration High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Illinois–(continued)
Chicago (City of), IL Board of Education;
Series 1998 B-1, GO Bonds (INS - NATL)(e)(j)	0.00%	12/01/2025	$1,000	$ 887,897
Series 2012 A, GO Bonds	5.00%	12/01/2042	10,000	10,009,238
Series 2017 C, Ref. GO Bonds	5.00%	12/01/2024	1,000	1,037,491
Series 2018 C, Ref. GO Bonds	5.00%	12/01/2023	2,000	2,052,033
Series 2018 C, Ref. GO Bonds	5.00%	12/01/2026	2,000	2,115,819
Series 2019 A, Ref. GO Bonds(j)	0.00%	12/01/2025	1,000	880,302
Series 2019 A, Ref. GO Bonds(j)	0.00%	12/01/2026	1,000	844,653
Chicago (City of), IL Midway International Airport;
Series 2014 A, Ref. RB(h)	5.00%	01/01/2030	970	999,670
Series 2014 A, Ref. RB(h)	5.00%	01/01/2031	6,945	7,150,967
Chicago O’Hare International Airport;
Series 2017 D, RB	5.25%	01/01/2029	1,500	1,650,493
Series 2017 D, RB	5.25%	01/01/2030	3,000	3,291,874
Series 2017 G, RB(h)	5.25%	01/01/2028	250	271,688
Series 2017 G, RB(h)	5.25%	01/01/2029	350	379,639
Series 2017 G, RB(h)	5.25%	01/01/2030	400	430,915
Series 2017 G, RB(h)	5.25%	01/01/2031	350	376,136
Cicero (Town of), IL;
Series 2012, Ref. GO Bonds(d)(g)	5.00%	12/01/2022	1,005	1,023,052
Series 2012, Ref. GO Bonds(d)(g)	5.00%	12/01/2022	725	738,022
Series 2012, Ref. GO Bonds(d)(g)	5.00%	12/01/2022	1,295	1,318,261
Cook (County of), IL; Series 2018, RB(i)	5.25%	11/15/2036	2,250	2,552,828
East Dundee (Village of), IL (Route 25 South Redevelopment); Series 2012, RB	5.25%	12/01/2022	290	289,840
Evanston (City of), IL (Roycemore School);
Series 2021, RB(f)	4.00%	04/01/2032	245	218,568
Series 2021, RB(f)	4.38%	04/01/2041	830	697,185
Hillside (Village of), IL (Mannheim Redevelopment);
Series 2018, Ref. RB	5.00%	01/01/2024	650	658,868
Series 2018, Ref. RB	5.00%	01/01/2030	2,195	2,247,190
Illinois (State of);
First Series 2020, GO Bonds (INS - NATL)(e)(i)(k)	6.00%	11/01/2026	3,500	3,863,646
Series 2013, GO Bonds	5.50%	07/01/2033	1,500	1,538,493
Series 2017 D, GO Bonds	5.00%	11/01/2022	5,000	5,067,691
Series 2017 D, GO Bonds(k)	5.00%	11/01/2023	6,500	6,748,839
Series 2017 D, GO Bonds(i)(k)	5.00%	11/01/2023	2,250	2,336,137
Series 2017 D, GO Bonds	5.00%	11/01/2025	4,000	4,288,969
Series 2020 A, GO Bonds(i)(k)	6.00%	05/01/2025	2,500	2,729,213
Series 2020, GO Bonds	5.38%	05/01/2023	1,000	1,030,386
Series 2020, GO Bonds	5.50%	05/01/2030	2,000	2,265,861
Illinois (State of) Finance Authority; Series 2007, RB	5.40%	04/01/2027	140	140,108
Illinois (State of) Finance Authority (Benedictine University);
Series 2017, Ref. RB	5.00%	10/01/2030	1,000	1,050,545
Series 2017, Ref. RB	5.00%	10/01/2033	1,000	1,046,495
Illinois (State of) Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(h)	8.00%	06/01/2032	11,805	11,803,441
Illinois (State of) Finance Authority (Intrinsic Schools - Belmont School); Series 2015, RB(f)	5.25%	12/01/2025	330	342,998
Illinois (State of) Finance Authority (Lake Forest College); Series 2012 A, RB	5.00%	10/01/2022	105	105,751
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group); Series 2019 A, Ref. RB	5.00%	11/01/2027	2,065	2,132,066
Illinois (State of) Finance Authority (Mercy Health System); Series 2016, Ref. RB	5.00%	12/01/2026	2,700	2,942,413
Illinois (State of) Finance Authority (Montgomery Place); Series 2017, Ref. RB (Acquired 04/12/2017; Cost $1,131,355)(b)	5.00%	05/15/2024	1,115	1,121,067
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	5.13%	05/15/2060	1,089	898,244
Illinois (State of) Finance Authority (Peace Village); Series 2013, RB(g)	5.25%	08/15/2023	310	317,524
Illinois (State of) Finance Authority (Plymouth Place); Series 2015, Ref. RB(g)	5.00%	05/15/2025	160	169,287
Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/2037	2,000	2,000,847

See accompanying notes which are an integral part of this schedule.

Invesco Short Duration High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Illinois–(continued)
Illinois (State of) Finance Authority (Rosalind Franklin University);
Series 2017, Ref. RB	5.00%	08/01/2027	$425	$ 460,478
Series 2017, Ref. RB	5.00%	08/01/2028	500	538,392
Series 2017, Ref. RB	5.00%	08/01/2029	325	348,240
Series 2017, Ref. RB	5.00%	08/01/2030	380	405,413
Series 2017, Ref. RB	5.00%	08/01/2031	375	398,611
Series 2017, Ref. RB	5.00%	08/01/2033	470	496,738
Illinois (State of) Finance Authority (Three Crowns Park); Series 2017, Ref. RB	4.00%	02/15/2027	1,795	1,801,952
Illinois (State of) Housing Development Authority (Lifelink Developments); Series 2006, RB (CEP - GNMA)(h)	4.70%	10/20/2026	395	395,617
Illinois (State of) Medical District Commission;
Series 2002, COP (INS - NATL)(e)	5.13%	06/01/2026	50	50,135
Series 2002, COP (INS - NATL)(e)	5.25%	06/01/2032	140	140,330
Illinois (State of) Sports Facilities Authority (The); Series 2019, Ref. RB (INS - BAM)(e)	5.00%	06/15/2029	1,000	1,148,145
Manhattan (Village of), IL Special Service Area No. 2004-1 (Brookstone Springs); Series 2015, Ref. RB	4.25%	03/01/2024	159	159,701
Morton Grove (Village of), IL (Sawmill Station Redevelopment); Series 2019, RB	4.25%	01/01/2029	1,000	964,042
Quad Cities Regional Economic Development Authority (Augustana College);
Series 2012, RB	5.00%	10/01/2023	295	297,164
Series 2012, RB	5.00%	10/01/2024	275	276,745
Series 2012, RB	5.00%	10/01/2025	445	447,640
Series 2012, RB	5.00%	10/01/2026	400	402,242
Series 2012, RB	5.00%	10/01/2027	450	452,371
Regional Transportation Authority; Series 2018 B, RB(i)	5.00%	06/01/2030	3,000	3,444,033
Sales Tax Securitization Corp.; Series 2018 A, Ref. RB	5.00%	01/01/2032	5,000	5,479,410
St. Clair County School District No. 189 (East St. Louis); Series 2011, GO Bonds	5.50%	01/01/2023	1,540	1,540,817
Upper Illinois River Valley Development Authority (Morris Hospital); Series 2018, Ref. RB	5.00%	12/01/2027	1,145	1,262,167
Yorkville (United City of), IL (United City Special Services Area); Series 2013, Ref. RB	4.60%	03/01/2025	940	937,302
				141,132,313

Indiana–1.13%
Evansville (City of), IN (Silver Birch of Evansville); Series 2017, RB	4.80%	01/01/2028	400	377,862
Indiana (State of) Finance Authority (Irvington Community School); Series 2018 A, Ref. RB(f)	5.50%	07/01/2028	815	836,517
Indiana (State of) Finance Authority (Ohio Valley Electrical Corp.);
Series 2012 A, RB	4.25%	11/01/2030	1,580	1,622,112
Series 2012 A, RB	5.00%	06/01/2032	3,220	3,224,963
Series 2012 B, RB	3.00%	11/01/2030	2,000	1,855,156
Series 2012 C, RB	3.00%	11/01/2030	2,000	1,855,156
Indiana (State of) Finance Authority (United States Steel Corp.); Series 2021 A, Ref. RB	4.13%	12/01/2026	2,000	2,012,221
Indiana (State of) Finance Authority (University of Evansville); Series 2022 A, Ref. RB	5.25%	09/01/2037	1,865	1,923,347
Indiana (State of) Municipal Power Agency; Series 2016 A, Ref. RB	5.00%	01/01/2037	1,000	1,079,741
Lake County 2000 Building Corp.; Series 2012, RB (CEP - Colorado Higher Education Intercept Program)	5.00%	02/01/2024	2,920	2,923,351
Mishawaka (City of), IN; Series 2017, RB(f)	5.10%	01/01/2032	585	535,834
				18,246,260

Iowa–0.87%
Ackley (City of), IA (Grand Jivante); Series 2018 A, RB	4.50%	08/01/2033	600	534,234
Clear Lake (City of), IA (Timbercrest Apartments, LLC); Series 2018, RB	4.30%	10/01/2028	660	631,698
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB(d)	4.00%	12/01/2032	9,000	9,400,529
Iowa (State of) Finance Authority (Lifespace Communities, Inc.); Series 2018 A, RB	4.13%	05/15/2038	1,250	1,163,278
Iowa (State of) Finance Authority (PHS Council Bluffs, Inc.);
Series 2018, RB	4.45%	08/01/2028	625	604,025
Series 2018, RB	5.00%	08/01/2033	500	485,805
Iowa (State of) Tobacco Settlement Authority;
Series 2021 A-2, Ref. RB	4.00%	06/01/2037	1,100	1,121,912
Series 2021 B-1, Ref. RB	0.38%	06/01/2030	70	70,000
				14,011,481

See accompanying notes which are an integral part of this schedule.

Invesco Short Duration High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Kansas–0.62%
Lenexa (City of), KS (Lakeview Village, Inc.); Series 2018 A, Ref. RB	5.00%	05/15/2027	$1,440	$ 1,498,839
Pittsburgh (City of), KS (North Broadway - Pittsburgh Town Center); Series 2006, RB	4.80%	04/01/2027	260	211,221
Wichita (City of), KS (Kansas Masonic Home);
Series 2016 II-A, RB	4.25%	12/01/2024	500	237,500
Series 2016 II-A, RB	5.00%	12/01/2031	1,800	855,000
Series 2016 II-A, RB	5.25%	12/01/2036	1,000	475,000
Wichita (City of), KS (Larksfield Place); Series 2013 III, Ref. RB(d)(g)	7.13%	12/15/2023	1,000	1,077,722
Wichita (City of), KS (Presbyterian Manors Obligated Group); Series 2019, Ref. RB	5.00%	05/15/2028	1,220	1,245,132
Wichita (City of), KS (Presbyterian Manors, Inc.);
Series 2018 I, Ref. RB	5.00%	05/15/2028	935	954,261
Series 2018 I, Ref. RB	5.00%	05/15/2033	500	499,152
Series 2019, Ref. RB	4.00%	05/15/2023	655	655,232
Series 2019, Ref. RB	5.00%	05/15/2026	1,110	1,135,919
Series 2019, Ref. RB	5.00%	05/15/2027	1,165	1,190,577
				10,035,555

Kentucky–0.49%
Ashland (City of), KY (King’s Daughters Medical Center); Series 2016 A, Ref. RB	5.00%	02/01/2029	1,000	1,061,704
Christian (County of), KY (Jennie Stuart Medical Center, Inc.); Series 2016, Ref. RB	5.00%	02/01/2026	610	640,405
Henderson (City of), KY (Pratt Paper LLC); Series 2022 B, RB(f)(h)	3.70%	01/01/2032	2,500	2,502,442
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway); Series 2015 A, RB	5.00%	07/01/2032	1,000	1,050,748
Kentucky (Commonwealth of) Economic Development Finance Authority (Rosedale Green); Series 2015, Ref. RB	5.00%	11/15/2025	495	495,652
Kentucky (State of) Economic Development Finance Authority (Christian Care Communities); Series 2021, Ref. RB	4.25%	07/01/2031	1,000	939,489
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.); Series 2020 A, RB	4.00%	10/01/2040	1,300	1,310,597
				8,001,037

Louisiana–2.02%
Calcasieu Parish Industrial Development Board, Inc. (Citgo Petroleum Corp.); Series 1993, RB(h)	6.00%	07/01/2023	70	70,074
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Livingston Parish Gomesha) (Green Bonds); Series 2018, RB(f)	5.38%	11/01/2038	4,415	4,593,057
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Vermilion (Parish of), LA Gomesa) (Green Bonds); Series 2019, RB(f)	4.63%	11/01/2038	1,960	1,956,574
Louisiana (State of) Public Facilities Authority (Encore Academy);
Series 2021, RB(f)	5.00%	06/01/2031	815	819,973
Series 2021, RB(f)	5.00%	06/01/2041	1,640	1,518,592
New Orleans (City of), LA Aviation Board; Series 2015 B, RB(h)	5.00%	01/01/2045	7,000	7,275,199
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System);
Series 2018 A, RB (INS - AGM)(e)	5.00%	10/01/2034	540	599,260
Series 2018 A, RB (INS - AGM)(e)	5.00%	10/01/2036	1,115	1,228,141
Series 2018 A, RB (INS - AGM)(e)	5.00%	10/01/2037	755	828,757
Series 2018 A, RB (INS - AGM)(e)	5.00%	10/01/2038	475	519,272
Series 2018 B, Ref. RB (INS - AGM)(e)	5.00%	10/01/2032	1,000	1,119,422
Series 2018 B, Ref. RB (INS - AGM)(e)	5.00%	10/01/2033	715	796,817
Series 2018 B, Ref. RB (INS - AGM)(e)	5.00%	10/01/2034	515	571,516
St. James (Parish of), LA (Nustar Logistics, L.P.); Series 2011, RB(d)(f)	5.85%	06/01/2025	4,000	4,244,200
St. John the Baptist (Parish of), LA (Marathon Oil Corp.); Series 2017, Ref. RB(d)	2.10%	07/01/2024	1,000	975,847
St. Tammany (Parish of), LA Public Trust Financing Authority (Christwood);
Series 2015, Ref. RB	5.00%	11/15/2024	395	404,225
Series 2015, Ref. RB	5.25%	11/15/2029	1,550	1,596,999
Tobacco Settlement Financing Corp.; Series 2013 A, Ref. RB	5.25%	05/15/2035	3,410	3,522,581
				32,640,506

See accompanying notes which are an integral part of this schedule.

Invesco Short Duration High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Maine–0.04%
Maine (State of) Finance Authority (Supplemental Education Loan Program);
Series 2017 A-1, RB (INS - AGC)(e)(h)	5.00%	12/01/2022	$500	$ 508,529
Series 2017 A-1, RB (INS - AGC)(e)(h)	5.00%	12/01/2023	100	104,187
				612,716

Maryland–0.36%
Baltimore (City of), MD (Convention Center Hotel);
Series 2017, Ref. RB	5.00%	09/01/2026	2,160	2,183,423
Series 2017, Ref. RB	5.00%	09/01/2027	1,100	1,113,560
Baltimore (City of), MD (East Baltimore Research Park); Series 2017, Ref. RB	4.00%	09/01/2027	425	429,849
Howard (County of), MD (Downtown Columbia); Series 2017 A, RB(f)	4.00%	02/15/2028	480	480,155
Maryland (State of) Health & Higher Educational Facilities Authority (Green Street Academy); Series 2017 A, RB(f)	5.00%	07/01/2027	400	412,457
Maryland (State of) Health & Higher Educational Facilities Authority (Johns Hopkins Medical Institutions Parking Facilities); Series 1996, RB (INS - AMBAC)(e)	5.50%	07/01/2026	50	50,410
Maryland Economic Development Corp. (AFCO Cargo BWI II, LLC); Series 2017, Ref. RB(f)(h)	4.00%	07/01/2024	1,120	1,122,128
				5,791,982

Massachusetts–0.78%
Collegiate Charter School of Lowell;
Series 2019, RB	5.00%	06/15/2029	490	505,691
Series 2019, RB	5.00%	06/15/2039	1,000	1,015,299
Lynn Housing Authority & Neighborhood Development;
Series 2018, Ref. RB	3.60%	10/01/2023	200	201,119
Series 2018, Ref. RB	3.75%	10/01/2024	250	251,524
Series 2018, Ref. RB	4.00%	10/01/2025	200	202,402
Series 2018, Ref. RB	4.00%	10/01/2026	100	101,189
Series 2018, Ref. RB	4.00%	10/01/2027	150	151,722
Series 2018, Ref. RB	4.25%	10/01/2028	320	324,716
Series 2018, Ref. RB	4.38%	10/01/2029	385	390,955
Series 2018, Ref. RB	4.50%	10/01/2030	690	701,220
Massachusetts (Commonwealth of) Development Finance Agency (Caregroup); Series 2018 J-2, RB	5.00%	07/01/2048	5,000	5,321,263
Massachusetts (Commonwealth of) Development Finance Agency (Lawrence General Hospital); Series 2017, Ref. RB	5.00%	07/01/2028	675	669,049
Massachusetts (Commonwealth of) Development Finance Agency (Linden Ponds, Inc. Facility); Series 2018, RB(f)	5.00%	11/15/2033	1,500	1,615,544
Massachusetts (Commonwealth of) Development Finance Agency (Plantation Apartments L.P.); Series 2004 A, RB (LOC - Fleet National Bank)(h)(l)	5.00%	12/15/2024	1,240	1,241,083
				12,692,776

Michigan–1.71%
Advanced Technology Academy;
Series 2019, Ref. RB	3.88%	11/01/2029	1,210	1,163,769
Series 2019, Ref. RB	5.00%	11/01/2034	400	407,172
Detroit (City of), MI;
Series 2018, GO Bonds	5.00%	04/01/2023	1,000	1,020,743
Series 2018, GO Bonds	5.00%	04/01/2026	1,000	1,067,424
Ecorse (City of), MI; Series 2011, GO Bonds	5.80%	11/01/2026	1,740	1,745,545
Kalamazoo Economic Development Corp. (Friendship Village of Kalamazoo); Series 2021, Ref. RB(f)	5.00%	08/15/2031	1,120	1,127,310
Michigan (State of) Finance Authority (Cesar Chavez Academy);
Series 2019, Ref. RB	3.25%	02/01/2024	195	193,156
Series 2019, Ref. RB	4.00%	02/01/2029	700	688,309
Series 2019, Ref. RB	5.00%	02/01/2033	830	852,653
Michigan (State of) Finance Authority (Lawrence Technological University); Series 2017, Ref. RB	5.25%	02/01/2027	4,225	4,419,223
Michigan (State of) Finance Authority (Local Government Loan Program); Series 2003 B-2, RB	6.00%	11/01/2023	20	20,072
Michigan (State of) Finance Authority (Madison Academy); Series 2021, Ref. RB	4.25%	12/01/2039	1,625	1,383,917
Michigan (State of) Finance Authority (Universal Learning Academy);
Series 2018, Ref. RB	5.00%	11/01/2023	200	202,192
Series 2018, Ref. RB	5.50%	11/01/2028	500	532,365
Series 2018, Ref. RB	6.00%	11/01/2032	500	537,290

See accompanying notes which are an integral part of this schedule.

Invesco Short Duration High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Michigan–(continued)
Michigan (State of) Hospital Finance Authority (McLaren Health Care); Series 2012 A, Ref. RB	5.00%	06/01/2025	$20	$ 20,090
Michigan (State of) Strategic Fund (Evangelical Homes); Series 2013, Ref. RB	5.50%	06/01/2047	3,000	2,999,941
Michigan (State of) Strategic Fund (Friendship Village of Kalamazoo); Series 2021, Ref. RB(f)	5.00%	08/15/2031	810	815,287
Michigan (State of) Strategic Fund (Green Bonds); Series 2021, RB(d)(h)	4.00%	10/01/2026	3,000	3,073,020
Michigan (State of) Strategic Fund (I-75 Improvement Project);
Series 2018, RB(h)	5.00%	12/31/2032	1,730	1,797,953
Series 2018, RB(h)	5.00%	12/31/2033	2,000	2,074,941
Waterford Township Economic Development Corp. (Canterbury Health Care, Inc.); Series 2016 A, Ref. RB(f)	5.00%	07/01/2026	1,565	1,470,220
				27,612,592

Minnesota–1.15%
Bethel (City of), MN (Benedictine Health System - St. Peter Communities); Series 2018 A, Ref. RB	5.00%	12/01/2033	1,250	1,178,948
Bethel (City of), MN (Spectrum High School); Series 2017 A, Ref. RB	3.50%	07/01/2027	620	595,372
Brooklyn Park (City of), MN (Athlos Leadership Academy);
Series 2015 A, RB	4.75%	07/01/2025	530	533,603
Series 2015 A, RB	5.25%	07/01/2030	580	589,858
Series 2015, RB	5.50%	07/01/2035	665	676,061
Series 2015, RB	5.75%	07/01/2046	1,400	1,418,016
Dakota (County of), MN Community Development Agency (Sanctuary at West St. Paul); Series 2015, RB (Acquired 01/18/2019; Cost $1,118,700)(b)	5.75%	08/01/2030	1,130	920,924
Deephaven (City of), MN (Seven Hills Preparatory Academy);
Series 2017, RB	4.38%	10/01/2027	240	240,066
Series 2017, RB	5.00%	10/01/2037	1,000	984,161
Duluth (City of), MN Housing & Redevelopment Authority (Duluth Public Schools Academy);
Series 2018 A, Ref. RB	4.25%	11/01/2028	1,680	1,682,045
Series 2018 A, Ref. RB	5.00%	11/01/2033	1,070	1,094,690
Minneapolis (City of), MN (Spero Academy);
Series 2017 A, RB(f)	5.50%	07/01/2027	590	611,057
Series 2017 A, RB(f)	6.00%	07/01/2032	1,080	1,134,294
Minnetonka (City of), MN (Preserve at Shady Oak); Series 2018 C, RB	4.50%	03/01/2033	250	213,297
St. Louis Park (City of), MN (Place Via Sol Project); Series 2018, RB (Acquired 12/26/2018; Cost $2,000,000)(a)(b)(d)(f)	6.00%	07/01/2027	2,000	1,900,000
St. Paul (City of), MN Housing & Redevelopment Authority (Great River School); Series 2017 A, RB(f)	5.25%	07/01/2033	140	145,942
St. Paul (City of), MN Housing & Redevelopment Authority (High School for Recording Arts); Series 2015, RB	5.13%	10/01/2023	155	156,068
St. Paul (City of), MN Housing & Redevelopment Authority (Hmong College Prep Academy); Series 2016, Ref. RB	5.00%	09/01/2026	1,000	1,028,209
St. Paul (City of), MN Housing & Redevelopment Authority (Rossy & Richard Shaller Family Sholom East Campus);
Series 2018, Ref. RB	4.00%	10/01/2031	250	230,470
Series 2018, Ref. RB	4.13%	10/01/2033	250	228,195
St. Paul Park (City of), MN (Presbyterian Homes Bloomington);
Series 2017, Ref. RB	3.80%	09/01/2029	350	346,268
Series 2017, Ref. RB	3.90%	09/01/2030	565	558,300
Series 2017, Ref. RB	4.00%	09/01/2031	585	577,845
Series 2017, Ref. RB	4.00%	09/01/2032	400	392,719
Series 2017, Ref. RB	4.10%	09/01/2033	500	493,322
Wayzata (City of), MN (Folkstone Senior Living Co.); Series 2019, Ref. RB	5.00%	08/01/2035	100	102,331
West St. Paul (City of), MN (Walker Westwood Ridge Campus); Series 2017, Ref. RB	4.00%	11/01/2030	650	604,083
				18,636,144

Mississippi–0.75%
Jackson (County of), MS (Chevron U.S.A., Inc.); Series 1993, Ref. VRD RB(m)	0.43%	06/01/2023	7,150	7,150,000
Mississippi (State of) Development Bank (Hospital Construction); Series 2014, RB	5.00%	09/01/2030	720	756,103
Mississippi (State of) Development Bank (Jackson Co. Gomesa); Series 2021, RB(f)	3.63%	11/01/2036	3,500	3,032,578
Tunica (County of), MS; Series 2019, Ref. RB	6.00%	10/01/2040	1,250	1,163,888
				12,102,569

See accompanying notes which are an integral part of this schedule.

Invesco Short Duration High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Missouri–1.70%
Arnold Retail Corridor Transportation Development District; Series 2019, Ref. RB	3.00%	11/01/2028	$235	$ 223,249
Branson (City of), MO Industrial Development Authority (Branson Shoppes Redevelopment);
Series 2017 A, Ref. RB	4.00%	11/01/2025	1,440	1,426,256
Series 2017 A, Ref. RB	4.00%	11/01/2026	750	737,470
Cape Girardeau (County of), MO Industrial Development Authority (Procter & Gamble Paper Products Co. (The)); Series 1998, RB(h)	5.30%	05/15/2028	30	31,540
I-470 Western Gateway Transportation Development District; Series 2019 A, RB(f)	4.50%	12/01/2029	1,750	1,777,551
Kansas City (City of), MO Industrial Development Authority (Ward Parkway Center Community Improvement District);
Series 2016 A, Ref. RB(f)	4.25%	04/01/2026	310	306,748
Series 2016 A, Ref. RB(f)	5.00%	04/01/2036	2,000	1,945,379
Kansas City (City of), MO Land Clearance for Redevelopment Authority (Convention Center Hotel); Series 2018 B, RB(f)	4.38%	02/01/2031	960	881,314
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights);
Series 2017 A, Ref. IDR	5.00%	05/15/2026	1,000	1,024,445
Series 2017 A, Ref. IDR	5.00%	05/15/2027	800	818,633
Series 2017, Ref. RB	5.00%	05/15/2023	1,300	1,314,802
Series 2017, Ref. RB	5.00%	05/15/2024	1,700	1,732,556
Series 2017, Ref. RB	5.25%	05/15/2042	1,000	998,744
Lee’s Summit (City of), MO Industrial Development Authority (John Knox Village); Series 2018, Ref. RB	5.00%	08/15/2032	2,680	2,735,648
Maryland Heights (City of), MO (Westport Plaza Redevelopment);
Series 2020, RB	3.63%	11/01/2031	1,370	1,276,789
Series 2020, RB	4.13%	11/01/2038	2,500	2,264,743
Missouri (State of) Health & Educational Facilities Authority (Truman Medical Center, Inc.); Series 2017, RB(f)	5.00%	12/01/2037	300	320,123
Northpark Lane Community Improvement District; Series 2018, RB	4.50%	11/01/2036	685	687,013
Plaza at Noah’s Ark Community Improvement District;
Series 2021, Ref. RB	3.00%	05/01/2023	150	149,235
Series 2021, Ref. RB	3.00%	05/01/2024	200	197,396
Series 2021, Ref. RB	3.00%	05/01/2025	225	220,094
Series 2021, Ref. RB	3.00%	05/01/2026	275	266,479
Series 2021, Ref. RB	3.00%	05/01/2030	725	671,828
St. Charles (County of), MO Industrial Development Authority (Suemandy/Mid-Rivers Community Improvement District); Series 2016, RB(f)	4.25%	10/01/2034	1,325	1,205,749
St. Louis (City of), MO Land Clearance for Redevelopment Authority (Kiel Opera House Renovation); Series 2019, Ref. RB	3.88%	10/01/2035	2,515	2,147,446
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County);
Series 2018 A, RB	5.00%	09/01/2025	1,000	1,025,511
Series 2018 A, RB	5.00%	09/01/2026	1,000	1,027,235
				27,413,976

Nebraska–0.76%
Central Plains Energy Project (No. 4); Series 2018, RB(d)	5.00%	01/01/2024	5,000	5,149,337
Douglas (County of), NE Hospital Authority No. 2 (NE Methodist Health); Series 2015, Ref. RB	5.00%	11/01/2045	1,000	1,036,273
Omaha (City of), NE Public Power District; Series 2014 AA, Ref. RB	4.00%	02/01/2034	6,020	6,143,242
				12,328,852

Nevada–0.27%
Las Vegas (City of), NV Special Improvement District No. 607;
Series 2013, Ref. RB	5.00%	06/01/2022	265	265,000
Series 2013, Ref. RB	5.00%	06/01/2023	225	229,892
Series 2013, Ref. RB	5.00%	06/01/2024	65	67,592
Las Vegas (City of), NV Special Improvement District No. 815; Series 2020, RB	4.75%	12/01/2040	350	360,449
Nevada (State of) Department of Business & Industry (Doral Academy of Nevada);
Series 2017 A, RB(f)	5.00%	07/15/2027	335	345,214
Series 2017 A, RB(f)	5.00%	07/15/2037	500	507,321
Nevada (State of) Department of Business & Industry (Somerset Academy); Series 2018 A, RB(f)	4.50%	12/15/2029	585	598,812
Sparks (City of), NV (Tourism Improvement District No. 1); Series 2019 A, Ref. RB(f)	2.75%	06/15/2028	1,000	918,102

See accompanying notes which are an integral part of this schedule.

Invesco Short Duration High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Nevada–(continued)
Tahoe-Douglas Visitors Authority; Series 2020, RB	5.00%	07/01/2032	$1,000	$ 1,066,200
				4,358,582

New Hampshire–0.54%
New Hampshire (State of) Business Finance Authority; Series 2022 A, Ref. RB(h)	4.00%	12/01/2028	2,000	2,051,903
New Hampshire (State of) Business Finance Authority (Covanta Green Bonds); Series 2020 B, Ref. RB(d)(f)(h)	3.75%	07/02/2040	420	371,740
New Hampshire (State of) Business Finance Authority (Covanta);
Series 2018 A, Ref. RB(f)(h)	4.00%	11/01/2027	1,500	1,498,511
Series 2018 C, Ref. RB(f)(h)	4.88%	11/01/2042	3,375	3,381,023
Series 2020 A, Ref. RB(d)(f)	3.63%	07/02/2040	260	229,390
New Hampshire (State of) Health and Education Facilities Authority (Hillside Village);
Series 2017 A, RB (Acquired 06/12/2017; Cost $1,585,000)(a)(b)(f)	5.25%	07/01/2027	1,585	634,000
Series 2017 B, RB (Acquired 06/12/2017; Cost $1,455,000)(a)(b)(f)	4.13%	07/01/2024	1,455	582,000
				8,748,567

New Jersey–4.08%
Garden State Preservation Trust; Series 2005 A, RB (INS - AGM)(e)	5.75%	11/01/2028	180	206,459
New Jersey (State of); Series 2020 A, GO Bonds	5.00%	06/01/2029	1,500	1,715,231
New Jersey (State of) Economic Development Authority;
Series 2005 N-1, Ref. RB (INS - NATL)(e)(i)(k)	5.50%	09/01/2022	3,000	3,030,293
Series 2012 II, Ref. RB	5.00%	03/01/2023	1,500	1,506,640
Series 2012, Ref. RB(d)(g)	5.00%	06/15/2022	600	600,839
Series 2017 B, Ref. RB	5.00%	11/01/2023	1,500	1,558,861
New Jersey (State of) Economic Development Authority (Beloved Community Charter School, Inc.); Series 2019 A, RB(f)	5.00%	06/15/2039	825	842,803
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, RB(h)	5.25%	09/15/2029	3,000	3,021,444
Series 2012, RB(h)	5.75%	09/15/2027	6,035	6,060,227
New Jersey (State of) Economic Development Authority (Golden Door Charter School); Series 2018 A, RB(f)	5.13%	11/01/2029	215	221,270
New Jersey (State of) Economic Development Authority (Hatikvah International Academy Charter School); Series 2017 A, RB(f)	5.00%	07/01/2027	395	403,506
New Jersey (State of) Economic Development Authority (Marion P. Thomas Charter School); Series 2018 A, RB(f)	4.75%	10/01/2028	1,485	1,509,006
New Jersey (State of) Economic Development Authority (New Jersey Transportation Bonds); Series 2020 A, RB	5.00%	11/01/2030	3,225	3,560,039
New Jersey (State of) Economic Development Authority (Newark Downtown District Management Corp.); Series 2019, Ref. RB	5.13%	06/15/2037	517	575,390
New Jersey (State of) Economic Development Authority (Paterson Charter School for Science and Technology, Inc.);
Series 2012 C, RB	5.00%	07/01/2022	100	100,186
Series 2012 C, RB	5.00%	07/01/2032	1,385	1,386,917
New Jersey (State of) Economic Development Authority (School Facilities Construction); Series 2013, Ref. RB (SIFMA Municipal Swap Index + 1.60%)(n)	2.28%	03/01/2028	1,000	1,007,518
New Jersey (State of) Economic Development Authority (Teaneck Community Charter School); Series 2017 A, Ref. RB(f)	4.25%	09/01/2027	210	214,379
New Jersey (State of) Higher Education Student Assistance Authority;
Series 2018 B, Ref. RB(h)	5.00%	12/01/2026	1,000	1,090,169
Series 2018 B, Ref. RB(h)	5.00%	12/01/2027	1,000	1,114,135
New Jersey (State of) Transportation Trust Fund Authority;
Series 2008 A, RB(j)	0.00%	12/15/2028	715	586,581
Series 2008 A, RB(j)	0.00%	12/15/2035	1,000	606,328
Series 2009 A, RB(j)	0.00%	12/15/2032	1,465	1,017,875
Series 2010 A, RB (INS - BAM)(e)(j)	0.00%	12/15/2028	4,850	4,017,529
Series 2013 AA, RB	5.25%	06/15/2031	1,150	1,179,980
Series 2018 A, Ref. RB	5.00%	12/15/2024	1,000	1,058,711
Series 2018 A, RN(i)(k)	5.00%	06/15/2029	1,000	1,079,595
Series 2018 A, RN(i)(k)	5.00%	06/15/2030	2,845	3,057,215
Series 2019, Ref. RB	5.00%	12/15/2033	2,850	3,128,334
Series 2020 A, Ref. RN(i)(k)	5.00%	06/15/2031	4,680	5,019,310

See accompanying notes which are an integral part of this schedule.

Invesco Short Duration High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
New Jersey–(continued)
New Jersey (State of) Turnpike Authority; Series 2014 A, RB	5.00%	01/01/2030	$5,000	$ 5,240,119
New Jersey Turnpike Authority; Series 2017 A, RB(i)	4.00%	01/01/2035	10,000	10,156,900
Tobacco Settlement Financing Corp.; Series 2018 B, Ref. RB	3.20%	06/01/2027	45	45,018
				65,918,807

New Mexico–0.28%
New Mexico (State of) Hospital Equipment Loan Council (La Vida Expansion);
Series 2019 A, RB	5.00%	07/01/2049	1,000	972,474
Series 2019 C, RB	2.25%	07/01/2023	1,525	1,520,140
Winrock Town Center Tax Increment Development District No. 1;
Series 2022, Ref. RB(f)	3.75%	05/01/2028	1,008	957,523
Series 2022, Ref. RB(f)	4.00%	05/01/2033	1,250	1,143,816
				4,593,953

New York–7.05%
Allegany County Capital Resource Corp. (Houghton College); Series 2022 A, Ref. RB	5.00%	12/01/2032	1,385	1,491,795
Broome County Local Development Corp. (Good Shepherd Village at Endwell); Series 2021, Ref. RB	4.00%	07/01/2036	1,600	1,536,559
Buffalo & Erie County Industrial Land Development Corp. (Medaille College);
Series 2018, Ref. RB(f)	5.00%	10/01/2028	430	446,786
Series 2018, Ref. RB(f)	5.00%	10/01/2038	2,445	2,484,605
Build NYC Resource Corp. (Brooklyn Navy Yard);
Series 2019, Ref. RB(f)(h)	5.25%	12/31/2033	2,000	1,947,480
Series 2019, Ref. RB(f)(h)	5.50%	12/31/2040	5,000	4,743,410
Build NYC Resource Corp. (NY Preparatory Charter School);
Series 2021 A, RB	4.00%	06/15/2031	300	289,391
Series 2021 A, RB	4.00%	06/15/2041	525	476,014
Build NYC Resource Corp. (Shefa School);
Series 2021 A, RB(f)	2.50%	06/15/2031	375	329,287
Series 2021 A, RB(f)	5.00%	06/15/2051	750	773,642
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	3,210	3,210,674
Metropolitan Transportation Authority;
Series 2012 D, Ref. RB(g)	5.00%	11/15/2030	2,000	2,030,220
Subseries 2015 E-1, VRD RB (LOC - Barclays Bank PLC)(l)(m)	0.45%	11/15/2050	5,000	5,000,000
Metropolitan Transportation Authority (Green Bonds);
Series 2017 C-1, Ref. RB	4.00%	11/15/2032	3,000	3,076,589
Series 2020 E, Ref. RB	5.00%	11/15/2029	4,100	4,572,671
Nassau (County of), NY Industrial Development Agency (Amsterdam at Harborside);
Series 2021, RB	5.00%	01/01/2058	967	704,758
Series 2021, Ref. RB(f)	9.00%	01/01/2041	445	399,038
New York & New Jersey (States of) Port Authority;
Series 2013 179, RB	5.00%	12/01/2034	7,000	7,298,398
Series 2014, Ref. RB(h)	5.00%	10/15/2044	2,380	2,457,668
New York (City of), NY Transitional Finance Authority;
Series 2017 S-2, Ref. RB	5.00%	07/15/2036	11,000	12,179,171
Subseries 2013, RB	5.00%	11/01/2038	1,940	2,001,022
New York Counties Tobacco Trust II; Series 2001, RB	5.63%	06/01/2035	95	96,952
New York Counties Tobacco Trust VI;
Series 2016 A, Ref. RB	5.63%	06/01/2035	1,255	1,302,808
Series 2016 A, Ref. RB	6.00%	06/01/2043	3,360	3,541,065
New York State Environmental Facilities Corp. (Casella Waste Systems, Inc.); Series 2020, RB(d)(h)	2.75%	09/02/2025	1,000	961,928
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport); Series 2020, Ref. RB(h)	5.25%	08/01/2031	3,285	3,493,478
New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(h)	5.00%	08/01/2026	6,710	6,710,472
Series 2016, Ref. RB(h)	5.00%	08/01/2031	1,500	1,500,105

See accompanying notes which are an integral part of this schedule.

Invesco Short Duration High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
New York–(continued)
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminal C&D Redevelopment);
Series 2018, RB(h)	5.00%	01/01/2023	$5,000	$ 5,044,888
Series 2018, RB(h)	5.00%	01/01/2028	650	683,946
Series 2018, RB(h)	5.00%	01/01/2030	2,000	2,090,407
Series 2018, Special Facilities RB(h)	5.00%	01/01/2027	2,495	2,613,335
Series 2020, RB(h)	4.00%	10/01/2030	5,500	5,483,860
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment); Series 2018, RB(h)	5.00%	01/01/2031	5,000	5,211,061
New York Transportation Development Corp. (Terminal 4 JFK International Airport);
Series 2022, RB(h)	5.00%	12/01/2030	5,000	5,410,583
Series 2022, RB(h)	5.00%	12/01/2031	2,000	2,172,963
New York Transportation Development Corp. (Terminal 4 John F. Kennedy International Airport);
Series 2020 A, Ref. RB(h)	5.00%	12/01/2024	1,250	1,307,746
Series 2020 A, Ref. RB(h)	5.00%	12/01/2025	1,200	1,267,312
Public Housing Capital Fund Revenue Trust I; Series 2012, RB(f)	4.50%	07/01/2022	71	70,865
Public Housing Capital Fund Revenue Trust II; Series 2012, RB(f)	4.50%	07/01/2022	24	23,548
Public Housing Capital Fund Revenue Trust III; Series 2012, RB(f)	5.00%	07/01/2022	124	124,044
Tompkins County Development Corp. (Tompkins Cortland Community College Foundation, Inc.);
Series 2013 A, RB(a)	5.00%	07/01/2027	1,000	495,000
Series 2013 A, RB(a)	5.00%	07/01/2032	1,000	495,000
Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities); Series 2017 A, RB(f)(h)	7.00%	06/01/2046	3,500	3,226,301
Westchester County Local Development Corp.; Series 2021, Ref. RB(f)	2.88%	07/01/2026	3,385	3,249,698
				114,026,543

North Carolina–1.05%
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems); Series 2007 C, Ref. VRD RB(m)	0.42%	01/15/2037	17,000	17,000,000

North Dakota–0.05%
Burleigh (County of), ND (University of Mary); Series 2016, RB	4.38%	04/15/2026	820	823,998

Ohio–3.11%
American Municipal Power, Inc. (Prairie State Energy); Series 2015 A, Ref. RB	5.00%	02/15/2042	4,495	4,630,674
Buckeye Tobacco Settlement Financing Authority; Series 2020 A-2, Ref. RB	4.00%	06/01/2039	815	819,418
Cleveland (City of) & Cuyahoga (County of), OH Port Authority; Series 2010, RB	6.00%	11/15/2035	1,000	1,003,769
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Euclid Avenue Development Corp.); Series 2014, Ref. RB	5.00%	08/01/2029	600	630,940
Cleveland (City of), OH (Continental Airlines, Inc.); Series 1998, RB(h)	5.38%	09/15/2027	450	450,383
Cuyahoga (County of), OH (MetroHealth System); Series 2017, Ref. RB	5.00%	02/15/2031	2,500	2,674,748
Franklin (County of), OH (Wesley Communities); Series 2020, Ref. RB	5.25%	11/15/2040	1,500	1,533,856
Gallia (County of), OH (Holzer Health System Obligated Group); Series 2012, Ref. RB(d)(g)	8.00%	07/01/2022	3,780	3,799,949
Greater Cincinnati (Port of), OH Development Authority;
Series 2004, RB	6.30%	02/15/2024	325	325,080
Series 2004, RB	6.40%	02/15/2034	1,950	1,925,020
Lorain (County of), OH Port Authority (Kendal at Oberlin); Series 2013 A, Ref. RB(d)(g)	5.00%	11/15/2023	1,500	1,566,624
Lucas Metropolitan Housing Authority;
Series 2012, RB	5.25%	09/01/2022	205	206,815
Series 2012, RB	5.25%	09/01/2023	260	268,471
Series 2012, RB	5.25%	09/01/2024	275	284,196
Series 2012, RB	5.25%	09/01/2025	290	299,691
Series 2012, RB	5.25%	09/01/2026	305	315,187
Series 2012, RB	5.25%	09/01/2027	320	330,687
Marion (County of), OH (United Church Homes, Inc.); Series 2019, Ref. RB	5.13%	12/01/2049	2,040	2,045,686
Montgomery (County of), OH Hospital Facilities (Premier Health Partners Obligated Group); Series 2019 A, Ref. RB	4.00%	11/15/2038	4,470	4,357,810
Ohio (State of) (Cleveland Clinic Health System Obligated Group);
Series 2017 A, RB(i)	4.00%	01/01/2036	8,675	8,782,470
Series 2018, Ref. RB(f)	5.00%	12/01/2023	2,855	2,893,059
Ohio (State of) (Portsmouth Bypass); Series 2015, RB(h)	5.00%	12/31/2025	340	365,072

See accompanying notes which are an integral part of this schedule.

Invesco Short Duration High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Ohio–(continued)
Ohio (State of) Air Quality Development Authority (Ohio Valley Electric Corp.); Series 2019 A, Ref. PCR	3.25%	09/01/2029	$2,000	$ 1,910,009
Ohio (State of) Air Quality Development Authority (Pratt Paper LLC);
Series 2017, RB(f)(h)	3.75%	01/15/2028	895	923,084
Series 2017, RB(f)(h)	4.25%	01/15/2038	250	249,424
Ohio (State of) Housing Finance Agency (Sanctuary at Springboro); Series 2017, RB(f)	5.13%	01/01/2032	500	443,973
Port of Greater Cincinnati Development Authority (IPS Cincinnati LLC); Series 2021, RB(d)	4.38%	06/15/2026	1,700	1,597,301
RiverSouth Authority; Series 2007 A, RB	5.75%	12/01/2027	660	660,502
Southern Ohio Port Authority (Purecycle);
Series 2020 A, RB(f)(h)	6.25%	12/01/2025	3,620	3,589,860
Series 2020 A, RB(f)(h)	7.00%	12/01/2042	1,165	1,087,255
Youngstown (City of), OH Metropolitan Housing Authority;
Series 2014, RB	3.20%	06/15/2023	65	65,013
Series 2014, RB	4.00%	12/15/2024	210	210,227
				50,246,253

Oklahoma–0.31%
Comanche (County of), OK Hospital Authority;
Series 2015, Ref. RB	5.00%	07/01/2023	1,000	1,027,492
Series 2015, Ref. RB	5.00%	07/01/2025	615	644,625
Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources, Inc.-Cross Village Student Housing); Series 2017 A, RB(a)	5.00%	08/01/2037	1,650	1,650
Payne (County of), OK Economic Development Authority (Epworth Living at the Ranch); Series 2016 B-2, RB(a)	4.75%	11/01/2023	978	2,445
Tulsa (City of), OK Municipal Airport Trust; Series 2001 C, Ref. RB(h)	5.50%	12/01/2035	2,000	2,031,373
Tulsa (City of), OK Municipal Airport Trust (American Airlines Group, Inc.); Series 2015, Ref. RB(d)(h)	5.00%	06/01/2025	1,340	1,375,265
				5,082,850

Oregon–0.06%
Local Oregon Capital Assets Program; Series 2011 C, COP	4.60%	06/01/2031	35	35,029
Oregon (State of); Series 2020 J, Ref. VRD GO Bonds(m)	0.49%	06/01/2039	975	975,000
Oregon (State of) (Elderly & Disabled Housing); Series 1993 C, GO Bonds(h)	5.65%	08/01/2026	15	15,052
				1,025,081

Pennsylvania–2.14%
Allegheny (County of), PA Industrial Development Authority (United States Steel Corp.); Series 2019, Ref. RB	4.88%	11/01/2024	3,000	3,071,532
Allegheny (County of), PA Redevelopment Authority (Pittsburgh Mills); Series 2004, RB (Acquired 08/10/2017; Cost $565,233)(b)	5.60%	07/01/2023	574	516,456
Allentown (City of), PA Neighborhood Improvement Zone Development Authority;
Series 2022, Ref. RB	5.00%	05/01/2034	500	555,323
Series 2022, Ref. RB	5.00%	05/01/2035	1,000	1,108,795
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (615 Waterfront); Series 2021, RB(f)	6.00%	05/01/2042	690	758,897
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (City Center);
Series 2017, RB(f)	5.00%	05/01/2027	2,750	2,952,474
Series 2018, RB(f)	5.00%	05/01/2023	185	188,450
Series 2018, RB(f)	5.00%	05/01/2028	1,250	1,347,101
Series 2018, RB(f)	5.00%	05/01/2033	500	533,621
Chester (County of), PA Industrial Development Authority (Woodlands at Greystone); Series 2018, RB(f)	4.38%	03/01/2028	227	230,270
Delaware Valley Regional Finance Authority; Series 1997 B, RB (INS - AMBAC)(e)	5.70%	07/01/2027	1,000	1,143,989
Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.);
Series 2018, Ref. RB	5.00%	12/01/2028	630	651,160
Series 2018, Ref. RB	5.00%	12/01/2030	910	928,706
Luzerne (County of), PA; Series 2015 A, Ref. GO Bonds (INS - AGM)(e)	5.00%	11/15/2029	5,000	5,384,074
Northampton (County of), PA Industrial Development Authority;
Series 2013 A, RB (Acquired 04/03/2013; Cost $308,057)(b)(o)(p)	5.00%	12/31/2023	350	63,025
Series 2013, RB(o)(p)	5.00%	12/31/2023	142	25,522
Northampton (County of), PA Industrial Development Authority (Morningstar Senior Living, Inc.); Series 2012, RB	5.00%	07/01/2027	1,500	1,500,599

See accompanying notes which are an integral part of this schedule.

Invesco Short Duration High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Pennsylvania–(continued)
Pennsylvania (Commonwealth of) Economic Development Financing Authority (PPL Energy Supply); Series 2009 A, Ref. RB	6.40%	12/01/2038	$3,250	$ 2,161,896
Pennsylvania (State of) Higher Educational Facilities Authority (University of Pennsylvania Health System); Series 2019, RB	5.00%	08/15/2049	2,500	2,697,440
Philadelphia (City of), PA Authority for Industrial Development (Alliance for Progress Charter School, Inc.);
Series 2019 A, RB	4.00%	06/15/2029	765	764,060
Series 2019 A, RB	5.00%	06/15/2039	920	942,586
Philadelphia (City of), PA Authority for Industrial Development (La Salle University);
Series 2017, Ref. RB	5.00%	05/01/2027	1,735	1,773,564
Series 2017, Ref. RB	5.00%	05/01/2028	1,810	1,844,277
Philadelphia (City of), PA Authority for Industrial Development (Wesley Enhanced Living Obligated Group);
Series 2017, Ref. RB	5.00%	07/01/2031	500	496,739
Series 2017, Ref. RB	5.00%	07/01/2032	1,000	989,050
Philadelphia (City of), PA Industrial Development Authority (University of the Arts); Series 2017, Ref. RB(f)	5.00%	03/15/2045	2,000	1,991,717
				34,621,323

Puerto Rico–9.31%
Children’s Trust Fund;
Series 2002, RB	5.38%	05/15/2033	440	451,313
Series 2002, RB	5.50%	05/15/2039	9,315	9,463,379
Series 2002, RB	5.63%	05/15/2043	145	147,645
PRPBA Custodial Trust	0.00%	03/15/2049	300	287,473
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(j)	0.00%	07/01/2024	2,798	2,573,001
Series 2021 A, GO Bonds(j)	0.00%	07/01/2033	2,034	1,207,494
Series 2021 A-1, GO Bonds	5.25%	07/01/2023	1,766	1,789,340
Series 2021 A-1, GO Bonds	5.38%	07/01/2025	9,985	10,514,683
Series 2021 A-1, GO Bonds	5.75%	07/01/2031	3,510	3,976,937
Series 2021 A-1, GO Bonds	4.00%	07/01/2033	33	32,313
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	1,421	1,374,560
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	25	23,838
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	34	32,536
Series 2021 A-1, GO Bonds	4.00%	07/01/2046	36	33,268
Subseries 2022, RN	0.00%	11/01/2043	8,465	4,391,457
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2008 A, RB	6.13%	07/01/2024	655	675,705
Series 2012 A, RB(g)	5.25%	07/01/2029	2,880	2,888,959
Series 2012 A, RB(g)	5.25%	07/01/2042	5,000	5,015,553
Series 2020 A, Ref. RB(f)	5.00%	07/01/2025	2,500	2,609,080
Series 2020 A, Ref. RB(f)	5.00%	07/01/2030	2,500	2,686,989
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2004 PP, Ref. RB (Acquired 03/11/2014-01/23/2018; Cost $2,423,260) (INS - NATL)(b)(e)	5.00%	07/01/2023	2,500	2,556,110
Series 2005 RR, RB (Acquired 01/15/2015; Cost $550,000) (INS - NATL)(b)(e)	5.00%	07/01/2022	550	562,344
Series 2005 RR, RB (Acquired 05/16/2013; Cost $100,000) (INS - SGI)(b)(e)	5.00%	07/01/2025	100	100,427
Series 2005 RR, RB (Acquired 06/01/2017; Cost $155,000) (INS - AGC)(b)(e)	5.00%	07/01/2026	155	157,997
Series 2005 SS, Ref. RB (INS - NATL)(e)	5.00%	07/01/2023	1,000	1,022,444
Series 2007 TT, RB (Acquired 06/01/2017; Cost $165,000) (INS - NATL)(b)(e)	5.00%	07/01/2026	165	168,703
Series 2007 TT, RB(a)	5.00%	07/01/2032	1,990	1,850,700
Series 2007 TT, RB (Acquired 08/08/2018; Cost $313,750)(a)(b)	5.00%	07/01/2037	500	465,000
Series 2007 UU, Ref. RB (Acquired 10/06/2017; Cost $9,976) (INS - AGM)(b)(e)	5.00%	07/01/2023	10	10,193
Series 2007 UU, Ref. RB (INS - AGC)(e)	5.00%	07/01/2026	1,435	1,462,742
Series 2007 VV, Ref. RB (INS - NATL)(e)	5.25%	07/01/2025	1,705	1,757,309
Series 2007 VV, Ref. RB (INS - NATL)(e)	5.25%	07/01/2030	1,000	1,031,360
Series 2010 AAA-RSA-1, RB (Acquired 04/18/2013; Cost $5,685,000)(a)(b)	5.25%	07/01/2028	5,685	5,315,475
Series 2010 CCC, RB(a)	5.25%	07/01/2026	6,565	6,138,275
Series 2010 DDD, Ref. RB (Acquired 08/27/2014; Cost $39,716) (INS - AGM)(b)(e)	5.00%	07/01/2023	40	40,773

See accompanying notes which are an integral part of this schedule.

Invesco Short Duration High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Puerto Rico–(continued)
Series 2010 XX, RB(a)	5.25%	07/01/2040	$1,875	$ 1,753,125
Series 2010 XX-RSA-1, RB(a)	5.25%	07/01/2027	250	233,750
Series 2010 ZZ-RSA-1, Ref. RB(a)	5.25%	07/01/2025	1,180	1,103,300
Series 2016 E-4, RB(a)	10.00%	07/01/2022	1,589	1,595,248
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 2002 E, RB (INS - AGM)(e)	5.50%	07/01/2023	530	546,241
Series 2004 J, RB (INS - NATL)(e)	5.00%	07/01/2029	475	486,581
Series 2005 BB, Ref. RB (INS - AGM)(e)	5.25%	07/01/2022	230	230,357
Series 2007 CC, Ref. RB (INS - NATL)(e)	5.50%	07/01/2029	15	15,829
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority; Series 2000, RB(h)	6.63%	06/01/2026	7,310	7,576,189
Puerto Rico (Commonwealth of) Municipal Finance Agency;
Series 2002 A, RB (INS - AGM)(e)	5.00%	08/01/2027	1,605	1,628,878
Series 2005 A, RB (INS - AGM)(e)	5.00%	08/01/2022	50	50,380
Series 2005 A, RB (INS - AGM)(e)	5.00%	08/01/2030	305	309,538
Series 2005 C, Ref. RB (INS - AGC)(e)	5.25%	08/01/2022	40	40,118
Puerto Rico Public Finance Corp.;
Series 2011 A, RB (Acquired 07/13/2011; Cost $ 36,772,755)(a)(b)	6.50%	08/01/2028	37,400	1,589,500
Series 2011 B, RB (Acquired 12/08/2011-01/27/2012; Cost $ 10,676,959)(a)(b)	6.00%	08/01/2024	10,675	453,688
Series 2011 B, RB (Acquired 12/08/2011-12/21/2011; Cost $ 17,314,488)(a)(b)	6.00%	08/01/2025	17,475	742,688
Series 2011 B, RB (Acquired 12/08/2011-12/21/2011; Cost $ 6,421,751)(a)(b)	6.00%	08/01/2026	6,495	276,038
Series 2011 B, RB (Acquired 12/28/2011-01/24/2012; Cost $ 52,501,784)(a)(b)	5.50%	08/01/2031	54,770	2,327,774
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(j)	0.00%	07/01/2024	483	450,141
Series 2018 A-1, RB(j)	0.00%	07/01/2027	1,027	856,200
Series 2018 A-1, RB(j)	0.00%	07/01/2029	1,003	764,617
Series 2018 A-1, RB(j)	0.00%	07/01/2031	4,146	2,850,643
Series 2018 A-1, RB(j)	0.00%	07/01/2033	6,719	4,111,917
Series 2018 A-1, RB	4.50%	07/01/2034	7,162	7,330,567
Series 2018 A-1, RB	4.55%	07/01/2040	538	544,968
Series 2018 A-1, RB(j)	0.00%	07/01/2046	13,831	4,208,379
Series 2018 A-1, RB(j)	0.00%	07/01/2051	11,268	2,489,705
Series 2018 A-1, RB	4.75%	07/01/2053	3,953	3,977,120
Series 2018 A-1, RB	5.00%	07/01/2058	9,996	10,188,079
Series 2019 A-2, RB	4.33%	07/01/2040	5,475	5,481,837
Series 2019 A-2, RB	4.54%	07/01/2053	163	160,404
Series 2019 A-2, RB	4.78%	07/01/2058	2,196	2,213,316
Series 2019 A-2B, RB	4.55%	07/01/2040	1,871	1,895,234
University of Puerto Rico;
Series 2006 P, Ref. RB	5.00%	06/01/2023	2,535	2,528,238
Series 2006 Q, RB	5.00%	06/01/2022	1,790	1,790,000
Series 2006 Q, RB	5.00%	06/01/2025	5,000	4,973,815
				150,589,777

Rhode Island–0.05%
Pawtucket (City of), RI Housing Authority; Series 2010, RB	5.50%	09/01/2028	195	199,327
Rhode Island Housing and Mortgage Finance Corp.; Series 1992 10-A, RB	6.50%	04/01/2027	80	80,216
Tobacco Settlement Financing Corp.; Series 2015 A, Ref. RB	5.00%	06/01/2026	500	525,625
				805,168

South Carolina–0.59%
South Carolina (State of) Jobs-Economic Development Authority (Green Charter Schools);
Series 2021, Ref. RB(f)	4.00%	06/01/2036	1,000	909,601
Series 2021, Ref. RB(f)	4.00%	06/01/2046	1,150	967,602
South Carolina (State of) Jobs-Economic Development Authority (Kiawah Life Plan Village, Inc.); Series 2021, RB(f)	8.75%	07/01/2025	1,000	1,000,397
South Carolina (State of) Jobs-Economic Development Authority (South Carolina Episcopal Home at Still Hopes);
Series 2018 A, Ref. RB	5.00%	04/01/2027	1,655	1,726,954
Series 2018, Ref. RB	5.00%	04/01/2038	2,500	2,504,078

See accompanying notes which are an integral part of this schedule.

Invesco Short Duration High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
South Carolina–(continued)
South Carolina (State of) Jobs-Economic Development Authority (South Carolina SAVES Green Community Program - AAC East LLC) (Green Bonds); Series 2019, RB(f)	7.00%	05/01/2026	$1,485	$ 1,438,810
South Carolina (State of) Jobs-Economic Development Authority (Virtus Academy);
Series 2021 A, RB(f)	4.00%	06/15/2031	200	182,460
Series 2021 A, RB(f)	5.00%	06/15/2041	920	878,651
				9,608,553

Tennessee–2.12%
Bristol (City of), TN Industrial Development Board (Pinnacle); Series 2016, RB	5.00%	06/01/2027	5,525	5,459,671
Memphis (City of) & Shelby (County of), TN Economic Development Growth Engine Industrial Development Board (Graceland); Series 2017 A, Ref. RB	5.50%	07/01/2037	350	267,530
Metropolitan Development and Housing Agency (Fifth + Broadway Development);
Series 2018, RB(f)	4.50%	06/01/2028	1,215	1,250,531
Series 2018, RB(f)	5.13%	06/01/2036	1,000	1,044,279
Nashville (City of) & Davidson (County of), TN Health and Educational Facilities Board of Metropolitan Government (Trousdale Foundation Properties); Series 2018 A, RB(f)	5.25%	04/01/2028	2,000	900,000
Shelby (County of), TN Health, Educational & Housing Facilities Board (Trezevant Manor);
Series 2013 A, Ref. RB	5.38%	09/01/2041	205	192,802
Series 2013 A, Ref. RB	5.50%	09/01/2047	200	183,651
Series 2016 A, Ref. RB(f)	5.00%	09/01/2024	1,000	992,627
Series 2016 A, Ref. RB(f)	5.00%	09/01/2031	3,000	2,819,704
Series 2016 A, Ref. RB(f)	5.00%	09/01/2037	1,475	1,333,820
Tennessee Energy Acquisition Corp.; Series 2021 A, RB(d)	5.00%	11/01/2031	18,000	19,805,074
				34,249,689

Texas–6.77%
Argyle (Town of), TX (The Highlands of Argyle Public Improvement District No. 1); Series 2017, RB	4.25%	09/01/2027	370	374,822
Arlington Higher Education Finance Corp. (Legacy Traditional Schools);
Series 2021, Ref. RB	4.00%	02/15/2031	1,400	1,283,508
Series 2021, Ref. RB	4.13%	02/15/2041	3,325	2,777,716
Arlington Higher Education Finance Corp. (Newman International Academy);
Series 2021, RB	4.00%	08/15/2031	200	192,376
Series 2021, RB	5.00%	08/15/2041	600	598,487
Arlington Higher Education Finance Corp. (UME Preparatory Academy); Series 2017 A, RB	4.55%	08/15/2028	605	615,674
Arlington Higher Education Finance Corp. (Winfree Academy Charter School);
Series 2019, RB	5.50%	08/15/2023	210	209,447
Series 2019, Ref. RB	5.15%	08/15/2029	930	957,842
Austin (City of), TX; Series 2013 A, Ref. RB	5.00%	11/15/2043	2,500	2,550,547
Bexar County Health Facilities Development Corp. (Army Retirement Residence Foundation);
Series 2016, Ref. RB	5.00%	07/15/2025	430	442,729
Series 2016, Ref. RB	5.00%	07/15/2026	250	259,301
Series 2018, Ref. RB	5.00%	07/15/2026	1,000	1,037,205
Series 2018, Ref. RB	5.00%	07/15/2033	1,500	1,538,849
Brazoria County Industrial Development Corp. (Gladieux Metals Recycling LLC);
Series 2019, RB(h)	7.00%	03/01/2039	400	408,326
Series 2019, RB(f)(h)	9.00%	03/01/2039	2,145	2,362,772
Calhoun (County of), TX Navigation Industrial Development Authority; Series 2021, RN(f)(h)	3.63%	07/01/2026	7,000	6,847,749
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2018 D, RB	5.75%	08/15/2033	2,000	2,110,259
Crandall (City of), TX;
Series 2021, RB(f)	4.13%	09/15/2026	100	96,936
Series 2021, RB(f)	4.75%	09/15/2031	100	91,724
Series 2021, RB(f)	5.25%	09/15/2051	500	453,936
Dallas (City of), TX; Series 2015, GO Bonds	5.00%	02/15/2030	1,075	1,142,718
Edinburg Economic Development Corp.; Series 2019, RB(f)	4.00%	08/15/2029	585	562,013
Gulf Coast Industrial Development Authority; Series 1998, RB(h)	8.00%	04/01/2028	340	340,000
Harris (County of) & Houston (City of), TX Sports Authority; Series 2014 A, Ref. RB	5.00%	11/15/2030	2,000	2,102,837
Houston (City of), TX;
Series 2002 A, RB (INS - AGM)(e)(h)	5.13%	07/01/2032	5	5,012
Series 2002 B, RB (INS - AGM)(e)	5.00%	07/01/2032	50	50,131
Houston (City of), TX (United Airlines, Inc.); Series 2018, RB(h)	5.00%	07/15/2028	1,750	1,797,254

See accompanying notes which are an integral part of this schedule.

Invesco Short Duration High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Texas–(continued)
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E);
Series 2014, Ref. RB(h)	4.75%	07/01/2024	$3,220	$ 3,236,610
Series 2020 A, Ref. RB(h)	5.00%	07/01/2027	2,325	2,409,674
Houston Higher Education Finance Corp. (Houston Baptist University); Series 2021, RB	3.38%	10/01/2037	700	674,508
Mesquite Health Facilities Development Corp. (Christian Care Centers, Inc.); Series 2016, Ref. RB(a)	5.00%	02/15/2035	650	539,500
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(f)(h)	4.63%	10/01/2031	7,500	7,784,030
New Hope Cultural Education Facilities Corp. (Presbyterian Village North); Series 2018, Ref. RB	5.00%	10/01/2024	1,650	1,682,963
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community);
Series 2016, Ref. RB	4.00%	07/01/2023	1,235	1,221,486
Series 2016, Ref. RB	4.00%	07/01/2028	2,915	2,670,260
Series 2016, Ref. RB	5.00%	07/01/2036	3,950	3,556,973
New Hope Cultural Education Facilities Finance Corp. (Cumberland Academy); Series 2020 A, RB(f)	4.00%	08/15/2030	5,000	4,985,912
New Hope Cultural Education Facilities Finance Corp. (Forefront Living Plano); Series 2020 A, RB(f)(j)	0.00%	12/01/2025	1,000	1,082,964
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries); Series 2022, Ref. RB	4.00%	01/01/2032	1,500	1,381,597
New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford); Series 2016 A, RB	5.38%	11/15/2036	1,165	1,139,225
New Hope Cultural Education Facilities Finance Corp. (Wesleyan Homes, Inc.); Series 2019, Ref. RB	5.00%	01/01/2039	500	453,280
Newark High Education Finance Corp. (Austin Achieve Public Schools, Inc.);
Series 2018, RB	4.25%	06/15/2028	310	310,364
Series 2018, RB	5.00%	06/15/2033	300	300,501
Series 2018, RB	5.00%	06/15/2038	250	250,393
Port Beaumont Navigation District (Jefferson Gulf Coast Energy);
Series 2020, Ref. RB(f)(h)	3.63%	01/01/2035	3,000	2,672,509
Series 2021, RB(f)(h)	2.50%	01/01/2030	1,000	869,196
Series 2021, RB(f)(h)	2.63%	01/01/2031	800	687,975
Red River Health Facilities Development Corp. (MRC Crossing);
Series 2014 A, RB(g)	6.75%	11/15/2024	140	147,863
Series 2014 A, RB(d)(g)	7.50%	11/15/2024	100	112,779
Series 2014 A, RB(d)(g)	7.75%	11/15/2024	1,815	2,057,723
Series 2014 A, RB(d)(g)	8.00%	11/15/2024	1,355	1,542,512
Rowlett (City of), TX (Bayside Public Improvement District North Improvement Area);
Series 2016, RB	4.90%	09/15/2024	190	189,457
Series 2016, RB	5.38%	09/15/2030	670	668,127
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group); Series 2016, Ref. RB	5.00%	05/15/2037	1,400	1,419,492
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Senior Living - Ventana); Series 2017, RB	6.00%	11/15/2027	3,250	3,415,494
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2017 A, RB (Acquired 12/15/2016; Cost $1,011,589)(a)(b)	6.00%	02/15/2031	1,000	670,000
Series 2017, RB (Acquired 11/05/2019; Cost $3,271,528)(a)(b)	6.38%	02/15/2041	3,000	2,010,000
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020 B-2, Ref. RB	3.00%	11/15/2026	1,000	986,845
Series 2020, Ref. RB	4.00%	11/15/2027	1,000	984,583
Series 2020, Ref. RB	6.25%	11/15/2031	1,000	1,065,153
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way); Series 2020, RB	5.75%	12/01/2054	2,355	2,027,167
Temple (City of), TX; Series 2018 A, RB	5.00%	08/01/2028	4,430	4,641,173
Texas (State of) Department of Housing & Community Affairs (Skyway Villas Apartments); Series 2001 A, RB (INS - AMBAC)(e)(h)	5.45%	12/01/2022	110	110,118
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	7,270	7,828,811
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC); Series 2013, RB(h)	6.75%	06/30/2043	10,000	10,393,785
Ysleta Independent School District Public Facility Corp.; Series 2001, Ref. RB (INS - AMBAC)(e)	5.38%	11/15/2024	40	40,583
				109,431,755

Utah–1.64%
Black Desert Public Infrastructure District;
Series 2021 A, GO Bonds(f)	3.25%	03/01/2031	1,550	1,377,812
Series 2021 A, GO Bonds(f)	3.50%	03/01/2036	1,750	1,496,787

See accompanying notes which are an integral part of this schedule.

Invesco Short Duration High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Utah–(continued)
Mida Golf and Equestrian Center Public Infrastructure District;
Series 2021, GO Bonds(f)	4.13%	06/01/2036	$1,790	$ 1,552,685
Series 2021, GO Bonds(f)	4.25%	06/01/2041	2,205	1,859,835
Mida Mountain Village Public Infrastructure District;
Series 2020 A, RB	4.25%	08/01/2035	1,645	1,648,238
Series 2020 A, RB	4.50%	08/01/2040	1,205	1,203,599
Military Installation Development Authority; Series 2021 A-2, RB	4.00%	06/01/2036	1,500	1,298,646
Salt Lake (City of), UT; Series 2017 A, RB(h)	5.00%	07/01/2036	3,000	3,203,386
UIPA Crossroads Public Infrastructure District; Series 2021, RB(f)	4.13%	06/01/2041	3,000	2,597,329
Utah (State of) Charter School Finance Authority (Ascent Academies of Utah);
Series 2022, RB(f)	4.25%	06/15/2027	910	885,449
Series 2022, RB(f)	4.50%	06/15/2032	2,000	1,909,635
Series 2022, RB(f)	5.00%	06/15/2037	2,515	2,457,791
Utah (State of) Charter School Finance Authority (Beehive Science & Technology); Series 2021, RB(f)	4.00%	10/15/2041	2,325	2,009,899
Utah (State of) Charter School Finance Authority (Freedom Academy Foundation (The)); Series 2017, Ref. RB(f)	4.50%	06/15/2027	170	172,707
Utah (State of) Charter School Finance Authority (Merit College Preparatory Academy);
Series 2019 A, RB(f)	4.50%	06/15/2029	500	493,764
Series 2019 A, RB(f)	5.00%	06/15/2034	1,270	1,272,651
Utah (State of) Charter School Finance Authority (Renaissance Academy);
Series 2020, Ref. RB(f)	3.50%	06/15/2025	260	258,075
Series 2020, Ref. RB(f)	4.00%	06/15/2030	520	516,815
Series 2020, Ref. RB(f)	5.00%	06/15/2040	350	363,120
				26,578,223

Vermont–0.13%
Vermont (State of) Educational & Health Buildings Financing Agency (St. Michael’s College);
Series 2012, RB	5.00%	10/01/2022	1,025	1,035,061
Series 2012, RB	5.00%	10/01/2023	1,000	1,008,334
				2,043,395

Virgin Islands–0.27%
Matching Fund Special Purpose Securitization Corp.;
Series 2022 A, Ref. RB	5.00%	10/01/2025	1,000	1,026,336
Series 2022 A, Ref. RB	5.00%	10/01/2026	1,000	1,031,478
Virgin Islands (Government of) Port Authority;
Series 2014 A, Ref. RB(h)	5.00%	09/01/2022	1,320	1,320,652
Series 2014 A, Ref. RB(h)	5.00%	09/01/2023	1,000	1,001,932
				4,380,398

Virginia–0.72%
Hanover (County of), VA Economic Development Authority (Covenant Woods); Series 2018, Ref. RB	5.00%	07/01/2038	250	259,056
Norfolk (City of), VA Redevelopment & Housing Authority (Fort Norfolk Retirement Community, Inc. - Harbor’s Edge);
Series 2019 A, RB	5.00%	01/01/2034	1,000	1,023,406
Series 2019 B, RB	4.00%	01/01/2025	3,200	3,195,254
Peninsula Town Center Community Development Authority;
Series 2018, Ref. RB(f)	4.00%	09/01/2023	275	274,192
Series 2018, Ref. RB(f)	4.50%	09/01/2028	1,450	1,435,135
Roanoke (City of), VA Economic Development Authority (Richfield Living); Series 2020, RB (Acquired 01/23/2020; Cost $770,000)(b)	4.30%	09/01/2030	770	632,450
Virginia (Commonwealth of) Small Business Financing Authority (Covanta); Series 2018, RB(d)(f)(h)	5.00%	07/01/2038	1,310	1,316,372
Virginia (State of) Small Business Financing Authority (95 Express Lanes LLC); Series 2022, Ref. RB(h)	5.00%	01/01/2037	3,200	3,498,377
				11,634,242

Washington–0.77%
Kalispel Tribe of Indians;
Series 2018 A, RB(f)	5.00%	01/01/2032	400	435,378
Series 2018 B, RB(f)	5.00%	01/01/2032	100	108,845
Kelso (City of), WA Housing Authority; Series 1998, RB	5.60%	03/01/2028	120	119,997

See accompanying notes which are an integral part of this schedule.

Invesco Short Duration High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Washington–(continued)
King (County of), WA Housing Authority (Rural Preservation); Series 1997, RB(h)	5.75%	01/01/2028	$5	$ 5,037
King (County of), WA Public Hospital District No. 4; Series 2015 A, RB	6.25%	12/01/2045	1,175	1,234,853
Washington (State of) Convention Center Public Facilities District (Green Notes); Series 2021, RB	4.00%	07/01/2031	1,250	1,196,845
Washington (State of) Health Care Facilities Authority; Series 2014 C, RB	5.00%	10/01/2044	4,165	4,272,729
Washington (State of) Housing Finance Commission (Bayview Manor Homes); Series 2016 A, Ref. RB(f)	4.00%	07/01/2026	440	439,168
Washington (State of) Housing Finance Commission (Judson Park);
Series 2018, Ref. RB(f)	3.70%	07/01/2023	80	79,738
Series 2018, Ref. RB(f)	5.00%	07/01/2038	385	382,881
Washington (State of) Housing Finance Commission (Presbyterian Retirement Co.); Series 2016, Ref. RB(f)	5.00%	01/01/2036	1,755	1,739,574
Washington (State of) Housing Finance Commission (Spokane International Academy); Series 2021 A, RB(f)	4.00%	07/01/2040	1,640	1,508,665
Washington (State of) Housing Finance Commission (The Hearthstone); Series 2018 A, Ref. RB(f)	4.50%	07/01/2028	965	924,309
				12,448,019

West Virginia–0.42%
Harrison (County of), WV Commission (Charles Pointe No. 2); Series 2008 A, Ref. RB	6.50%	06/01/2023	175	171,348
Harrison (County of), WV County Commission (Charles Pointe Economic Opportunity Development District); Series 2019 A, RB(f)	5.75%	06/01/2042	1,000	802,568
Monongalia (County of), WV Building Commission (Monongalia Health System Obligated Group);
Series 2015, Ref. RB	5.00%	07/01/2025	360	381,296
Series 2015, Ref. RB	5.00%	07/01/2026	460	484,335
Series 2015, Ref. RB	5.00%	07/01/2027	560	587,629
Series 2015, Ref. RB	4.00%	07/01/2035	190	190,088
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2017 A, Ref. RB(f)	4.50%	06/01/2027	2,915	2,994,061
West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC);
Series 2016, RB(f)(h)	6.75%	02/01/2026	1,000	940,656
Series 2018, RB(f)(h)	8.75%	02/01/2036	320	311,919
				6,863,900

Wisconsin–4.21%
Lomira (Village of), WI Community Development Authority;
Series 2018 B, Ref. RB	3.65%	10/01/2028	705	708,731
Series 2018 B, Ref. RB	3.75%	10/01/2029	175	175,908
Public Finance Authority;
Series 2020 A, RB(f)	4.00%	03/01/2030	1,810	1,746,657
Series 2022 B, RB(f)	7.00%	02/01/2028	700	716,550
Public Finance Authority (Alamance Community School); Series 2021 A, RB(f)	5.00%	06/15/2041	510	454,697
Public Finance Authority (American Dream at Meadowlands);
Series 2017, RB(f)	6.25%	08/01/2027	500	478,717
Series 2017, RB(f)	6.75%	08/01/2031	500	467,450
Public Finance Authority (Ascend Leadership Academy);
Series 2021 A, RB(f)	4.25%	06/15/2031	550	501,547
Series 2021 A, RB(f)	5.00%	06/15/2041	615	568,730
Public Finance Authority (Community School of Davidson); Series 2018, RB	5.00%	10/01/2033	390	407,384
Public Finance Authority (Coral Academy of Science Reno);
Series 2019, Ref. RB(f)	5.00%	06/01/2029	375	389,599
Series 2019, Ref. RB(f)	5.00%	06/01/2039	1,415	1,457,191
Public Finance Authority (Explore Academy); Series 2022 A, RB(f)	6.13%	02/01/2039	4,175	4,047,570
Public Finance Authority (Mallard Creek Stem Academy); Series 2019 A, RB(f)	4.38%	06/15/2029	1,655	1,659,529
Public Finance Authority (Million Air Two LLC General Aviation Facilities); Series 2017, Ref. RB(f)(h)	7.13%	06/01/2041	160	149,671
Public Finance Authority (Proton International);
Series 2021 A, RB(f)	5.50%	01/01/2031	5,375	4,880,868
Series 2021 A, RB(f)	6.50%	01/01/2041	3,110	2,678,549
Public Finance Authority (Roseman University of Health Sciences); Series 2022, Ref. RB(f)	4.00%	04/01/2032	915	912,308
Public Finance Authority (Searstone CCRC);
Series 2021 A, Ref. RB	4.00%	06/01/2031	2,500	2,322,341
Series 2021 A, Ref. RB	4.00%	06/01/2036	1,500	1,317,123

See accompanying notes which are an integral part of this schedule.

Invesco Short Duration High Yield Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Wisconsin–(continued)
Public Finance Authority (Uwharrie Charter Academy); Series 2022 A, RB(f)	4.50%	06/15/2032	$500	$ 497,995
Public Finance Authority (WhiteStone); Series 2017, Ref. RB(f)	4.00%	03/01/2027	1,110	1,100,006
Public Finance Authority (Wingate University);
Series 2018 A, Ref. RB	5.25%	10/01/2029	1,825	1,980,518
Series 2018 A, Ref. RB	5.25%	10/01/2030	1,925	2,071,852
Series 2018 A, Ref. RB	5.25%	10/01/2031	1,030	1,103,354
Series 2018 A, Ref. RB	5.25%	10/01/2032	720	769,047
Wisconsin (State of) Health & Educational Facilities Authority (American Baptist Homes of the Midwest Obligated Group);
Series 2017, Ref. RB	3.50%	08/01/2022	285	284,409
Series 2017, Ref. RB	5.00%	08/01/2027	500	497,273
Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community);
Series 2017, Ref. RB	5.00%	06/01/2028	1,205	1,256,937
Wisconsin (State of) Health & Educational Facilities Authority (Camillus Health System);
Series 2019, Ref. RB	5.00%	11/01/2028	935	972,377
Series 2019, Ref. RB	5.00%	11/01/2030	1,035	1,073,221
Series 2019, Ref. RB	5.00%	11/01/2039	1,000	1,012,934
Wisconsin (State of) Health & Educational Facilities Authority (Clement Manor, Inc.); Series 2019, Ref. RB	4.25%	08/01/2034	1,000	791,886
Wisconsin (State of) Health & Educational Facilities Authority (Hope Christian Schools);
Series 2021, RB	3.00%	12/01/2031	615	547,863
Series 2021, RB	4.00%	12/01/2041	850	780,695
Wisconsin (State of) Health & Educational Facilities Authority (Oakwood Lutheran Senior Ministries); Series 2021, Ref. RB	4.00%	01/01/2037	1,470	1,371,073
Wisconsin (State of) Public Finance Authority (Alabama Proton Therapy Center); Series 2017 A, RB(f)	6.25%	10/01/2031	2,000	1,832,869
Wisconsin (State of) Public Finance Authority (Bancroft Neurohealth);
Series 2016 A, RB(f)	5.00%	06/01/2025	650	666,895
Series 2016 A, RB(f)	5.00%	06/01/2026	1,005	1,032,069
Wisconsin (State of) Public Finance Authority (Delray Beach Radiation Therapy Center); Series 2017 A, RB (Acquired 04/03/2017; Cost $1,500,000)(b)(f)	5.75%	11/01/2024	1,500	1,353,387
Wisconsin (State of) Public Finance Authority (Explore Academy);
Series 2020 A, RB(f)	6.13%	02/01/2039	4,310	4,178,449
Series 2020, RB(f)	7.00%	02/01/2025	470	478,955
Wisconsin (State of) Public Finance Authority (Million Air Two LLC General Aviation Facilities);
Series 2017 A, RB(h)	7.25%	06/01/2035	3,800	3,663,618
Series 2017 B, Ref. RB(f)(h)	6.00%	06/01/2022	915	915,000
Wisconsin (State of) Public Finance Authority (New Plan Learning, Inc.); Series 2021 A, Ref. RB	3.75%	07/01/2031	3,780	3,316,937
Wisconsin (State of) Public Finance Authority (North Carolina Leadership Academy);
Series 2019, RB(f)	4.00%	06/15/2029	555	545,967
Series 2019, RB(f)	5.00%	06/15/2039	440	445,116
Series 2019, RB(f)	5.00%	06/15/2049	540	541,553
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.); Series 2018 A, RB	5.00%	12/01/2027	6,085	6,396,873
Wisconsin (State of) Public Finance Authority (Wittenberg University); Series 2016, RB(f)	5.00%	12/01/2031	500	511,293
				68,031,541
Total Municipal Obligations (Cost $1,730,849,373)				1,571,445,071

U.S. Dollar Denominated Bonds & Notes–0.22%
California–0.11%
CalPlant I LLC;
Series 21A(f)	9.50%	10/12/2022	255	255,378
Series 21B(f)	9.50%	10/12/2022	955	956,289
Series 22A(f)(o)	9.50%	10/12/2022	530	530,000
				1,741,667

Pennsylvania–0.10%
Talen Energy Supply LLC	6.50%	06/01/2025	3,000	1,661,250

Texas–0.01%
Christian Care Centers, Inc.	12.00%	11/30/2022	195	190,281
Total U.S. Dollar Denominated Bonds & Notes (Cost $7,108,534)				3,593,198

See accompanying notes which are an integral part of this schedule.

Invesco Short Duration High Yield Municipal Fund

	Shares	Value

Common Stocks & Other Equity Interests–0.01%
Quebec–0.01%
Resolute Forest Products, Inc. (Cost $80,903)	6,757	$97,706

TOTAL INVESTMENTS IN SECURITIES(q)–97.40% (Cost $1,738,038,810)		1,575,135,975

FLOATING RATE NOTE OBLIGATIONS–(2.02)%
Notes with interest and fee rates ranging from 1.34% to 1.43% at 05/31/2022 and contractual maturities of collateral ranging from 09/01/2022 to 11/15/2036(r)		(32,660,000)

OTHER ASSETS LESS LIABILITIES–4.62%		74,660,667

NET ASSETS–100.00%		$1,617,136,642

Investment Abbreviations:

AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
FGIC	– Financial Guaranty Insurance Company
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SGI	– Syncora Guarantee, Inc.
SIFMA	– Securities Industry and Financial Markets Association
VRD	– Variable Rate Demand
Wts.	– Warrants

Notes to Schedule of Investments:

(a)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2022 was $37,458,083, which represented 2.32% of the Fund’s Net Assets.

(b)	Restricted security. The aggregate value of these securities at May 31, 2022 was $31,337,526, which represented 1.94% of the Fund’s Net Assets.
(c)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)	Principal and/or interest payments are secured by the bond insurance company listed.
(f)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2022 was $332,654,029, which represented 20.57% of the Fund’s Net Assets.

(g)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(h)	Security subject to the alternative minimum tax.
(i)	Underlying security related to TOB Trusts entered into by the Fund.
(j)	Zero coupon bond issued at a discount.
(k)

Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $14,930,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(l)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(m)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on May 31, 2022.

(n)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2022.
(o)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(p)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(q)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(r)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2022. At May 31, 2022, the Fund’s investments with a value of $47,708,275 are held by TOB Trusts and serve as collateral for the $32,660,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

Invesco Short Duration High Yield Municipal Fund

Open Futures Contracts(a)
	Number of	Expiration	Notional		Unrealized
Short Futures Contracts	Contracts	Month	Value	Value	Appreciation
Interest Rate Risk
U.S. Treasury 10 Year Notes	670	September-2022	$(80,033,594)	$471,094	$471,094

(a)	Futures contracts collateralized by $2,224,535 cash held with Goldman Sachs & Co., the futures commission merchant.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Invesco Short Duration High Yield Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2022

(Unaudited)

NOTE 1–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of May 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$–	$1,571,356,524	$88,547	$1,571,445,071
U.S. Dollar Denominated Bonds & Notes	–	3,063,198	530,000	3,593,198
Common Stocks & Other Equity Interests	97,706	–	–	97,706
Total Investments in Securities	97,706	1,574,419,722	618,547	1,575,135,975

Other Investments – Assets*
Investments Matured	–	14,687,052	–	14,687,052
Futures Contracts	471,094	–	–	471,094
Total Investments	$568,800	$1,589,106,774	$618,547	$1,590,294,121

*	Futures contracts are valued at unrealized appreciation (depreciation). Investments matured are shown at value.

Invesco Short Duration High Yield Municipal Fund